Document and Entity Information	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 JPY ( ¥)
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	KONAMI CORP
Entity Central Index Key	0001191141
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	136,140,971

CONSOLIDATED BALANCE SHEETS In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 JPY ( ¥)
ASSETS
Cash and cash equivalents	$ 716,067	¥ 50,740,000	¥ 59,541,000
Trade notes and accounts receivable, net of allowance for doubtful accounts of 680 million and 275 million ( $3,307 thousand) at March 31, 2010 and 2011, respectively	343,524	30,164,000	28,564,000
Inventories	306,422	23,497,000	25,479,000
Deferred income taxes, net	279,483	20,669,000	23,239,000
Prepaid expenses and other current assets	145,653	9,492,000	12,111,000
Total current assets	1,791,149	134,562,000	148,934,000
PROPERTY AND EQUIPMENT, net	715,670	62,434,000	59,508,000
INVESTMENTS AND OTHER ASSETS:
Investments in marketable securities	1,684	226,000	140,000
Investment in affiliate	25,628	2,146,000	2,131,000
Identifiable intangible assets	499,880	35,246,000	41,565,000
Goodwill	263,139	21,899,000	21,880,000
Lease deposits	329,044	27,685,000	27,360,000
Deferred income taxes, net	35,286	3,531,000	2,934,000
Other assets	113,517	10,469,000	9,439,000
Total investments and other assets	1,268,178	101,202,000	105,449,000
TOTAL ASSETS	3,774,997	298,198,000	313,891,000
LIABILITIES
Short-term borrowings	48,106		4,000,000
Current portion of long-term debt and capital lease obligations	81,575	2,433,000	6,783,000
Trade notes and accounts payable	228,539	16,138,000	19,003,000
Accrued income taxes	73,614	3,962,000	6,121,000
Accrued expenses	201,407	18,568,000	16,747,000
Deferred revenue	57,775	6,246,000	4,804,000
Other current liabilities	68,515	6,118,000	5,697,000
Total current liabilities	759,531	53,465,000	63,155,000
LONG-TERM LIABILITIES:
Long-term debt and capital lease obligations, less current portion	427,132	39,885,000	35,516,000
Accrued pension and severance costs	35,261	2,861,000	2,932,000
Deferred income taxes, net	66,181	4,162,000	5,503,000
Other long-term liabilities	100,758	8,594,000	8,378,000
Total long-term liabilities	629,332	55,502,000	52,329,000
TOTAL LIABILITIES	1,388,863	108,967,000	115,484,000
COMMITMENTS AND CONTINGENCIES (Notes 10 and 24)
EQUITY:
Common stock, no par value- Authorized 450,000,000 shares; issued 143,500,000 shares at March 31, 2010 and 2011: outstanding 133,460,664 shares and 136,140,971 shares at March 31, 2010 and 2011, respectively	570,042	47,399,000	47,399,000
Additional paid-in capital	907,877	77,089,000	75,490,000
Legal reserve	3,416	284,000	284,000
Retained earnings	1,085,388	83,055,000	90,250,000
Accumulated other comprehensive loss	(30,631)	(175,000)	(2,547,000)
Treasury stock, at cost- 10,039,336 shares and 7,359,029 shares at March 31, 2010 and March 31, 2011, respectively	(203,993)	(23,187,000)	(16,962,000)
Total KONAMI CORPORATION stockholders' equity	2,332,099	184,465,000	193,914,000
Noncontrolling interest	54,035	4,766,000	4,493,000
TOTAL EQUITY	2,386,134	189,231,000	198,407,000
TOTAL LIABILITIES AND EQUITY	$ 3,774,997	¥ 298,198,000	¥ 313,891,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
CONSOLIDATED BALANCE SHEETS
Trade notes and accounts receivables, allowance for doubtful accounts	$ 3,307	¥ 275,000	¥ 680,000
Common stock, par value
Common stock, shares authorized	450,000,000	450,000,000	450,000,000
Common stock, shares issued	143,500,000	143,500,000	143,500,000
Common stock, shares outstanding	136,140,971	136,140,971	133,460,664
Treasury stock, shares	7,359,029	7,359,029	10,039,336

CONSOLIDATED STATEMENTS OF INCOME	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
NET REVENUES:
Product sales revenue	$ 2,171,762,000	¥ 180,582,000,000	¥ 185,514,000,000	¥ 227,821,000,000
Service revenue	930,920,000	77,406,000,000	76,630,000,000	81,950,000,000
Total net revenues	3,102,682,000	257,988,000,000	262,144,000,000	309,771,000,000
COSTS AND EXPENSES:
Costs of products sold	1,367,396,000	113,699,000,000	109,910,000,000	133,670,000,000
Costs of services rendered	905,989,000	75,333,000,000	75,824,000,000	78,966,000,000
Selling, general and administrative	556,260,000	46,253,000,000	55,407,000,000	58,653,000,000
Restructuring and impairment charges			2,339,000,000	11,121,000,000
Earthquake and related impairment charges	53,578,000	4,455,000,000
Gain on bargain purchase	(30,583,000)	(2,543,000,000)
Total costs and expenses	2,852,640,000	237,197,000,000	243,480,000,000	282,410,000,000
Operating income	250,042,000	20,791,000,000	18,664,000,000	27,361,000,000
OTHER INCOME (EXPENSES):
Interest income	3,223,000	268,000,000	165,000,000	459,000,000
Interest expense	(18,533,000)	(1,541,000,000)	(1,574,000,000)	(1,468,000,000)
Foreign currency exchange gain (loss), net	(4,113,000)	(342,000,000)	67,000,000	(1,641,000,000)
Other, net	(1,130,000)	(94,000,000)	(200,000,000)	8,000,000
Other expenses, net	(20,553,000)	(1,709,000,000)	(1,542,000,000)	(2,642,000,000)
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME (LOSS) OF AFFILIATED COMPANY	229,489,000	19,082,000,000	17,122,000,000	24,719,000,000
INCOME TAXES:
Current	88,021,000	7,319,000,000	7,177,000,000	15,526,000,000
Deferred	(11,040,000)	(918,000,000)	(3,577,000,000)	(4,811,000,000)
Total	76,981,000	6,401,000,000	3,600,000,000	10,715,000,000
EQUITY IN NET INCOME (LOSS) OF AFFILIATED COMPANY	493,000	41,000,000	56,000,000	(2,490,000,000)
NET INCOME	153,001,000	12,722,000,000	13,578,000,000	11,514,000,000
NET INCOME (LOSS) ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	(2,549,000)	(212,000,000)	264,000,000	640,000,000
NET INCOME ATTRIBUTABLE TO KONAMI CORPORATION	$ 155,550,000	¥ 12,934,000,000	¥ 13,314,000,000	¥ 10,874,000,000
PER SHARE DATA:
Basic net income attributable to KONAMI CORPORATION stockholders per share	$ 1.16	¥ 96.48	¥ 99.76	¥ 79.3
Diluted net income attributable to KONAMI CORPORATION stockholders per share	$ 1.16	¥ 96.48	¥ 99.76	¥ 79.3

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Common Stock USD ( $)	Common Stock JPY ( ¥)	Additional Paid-in Capital USD ( $)	Additional Paid-in Capital JPY ( ¥)	Legal Reserve USD ( $)	Legal Reserve JPY ( ¥)	Retained Earnings USD ( $)	Retained Earnings JPY ( ¥)	Accumulated Other Comprehensive Income (Loss) USD ( $)	Accumulated Other Comprehensive Income (Loss) JPY ( ¥)	Treasury Stock, at Cost USD ( $)	Treasury Stock, at Cost JPY ( ¥)	Total KONAMI CORPORATION stockholders' equity USD ( $)	Total KONAMI CORPORATION stockholders' equity JPY ( ¥)	Non controlling Interest USD ( $)	Non controlling Interest JPY ( ¥)	Total USD ( $)	Total JPY ( ¥)
Balance at Mar. 31, 2008		¥ 47,399,000,000		¥ 77,078,000,000		¥ 284,000,000		¥ 73,492,000,000		¥ 2,579,000,000		¥ (18,073,000,000)		¥ 182,759,000,000		¥ 4,324,000,000		¥ 187,083,000,000
Cash dividends attributable to KONAMI CORPORATION stockholders								(7,419,000,000)						(7,419,000,000)				(7,419,000,000)
Cash dividends attributable to noncontrolling interest																(2,000,000)		(2,000,000)
Purchases of treasury stock by parent company												(5,576,000,000)		(5,576,000,000)				(5,576,000,000)
Reissuance of treasury stock				0								463,000,000		463,000,000				463,000,000
Others				12,000,000										12,000,000		(55,000,000)		(43,000,000)
Comprehensive income:
Net income								10,874,000,000						10,874,000,000		640,000,000		11,514,000,000
Other Comprehensive Income, Foreign Currency Transaction and Translation Adjustment, Net of Tax										(2,078,000,000)				(2,078,000,000)				(2,078,000,000)
Net unrealized losses on available-for-sale securities										(59,000,000)				(59,000,000)				(59,000,000)
Pension liability adjustment										(344,000,000)				(344,000,000)				(344,000,000)
Total comprehensive income (loss) for the year														8,393,000,000		640,000,000		9,033,000,000
Balance at Mar. 31, 2009		47,399,000,000		77,090,000,000		284,000,000		76,947,000,000		98,000,000		(23,186,000,000)		178,632,000,000		4,907,000,000		183,539,000,000
Cash dividends attributable to KONAMI CORPORATION stockholders								(7,206,000,000)						(7,206,000,000)				(7,206,000,000)
Cash dividends attributable to noncontrolling interest																(381,000,000)		(381,000,000)
Purchases of treasury stock by parent company												(3,000,000)		(3,000,000)				(3,000,000)
Reissuance of treasury stock				(1,000,000)								2,000,000		1,000,000				1,000,000
Comprehensive income:
Net income								13,314,000,000						13,314,000,000		264,000,000		13,578,000,000
Other Comprehensive Income, Foreign Currency Transaction and Translation Adjustment, Net of Tax										(207,000,000)				(207,000,000)		(4,000,000)		(211,000,000)
Net unrealized losses on available-for-sale securities										(8,000,000)				(8,000,000)				(8,000,000)
Pension liability adjustment										(58,000,000)				(58,000,000)		(20,000,000)		(78,000,000)
Total comprehensive income (loss) for the year		0		0		0		0		0		0		13,041,000,000		240,000,000		13,281,000,000
Balance at Mar. 31, 2010	570,042,000	47,399,000,000	927,109,000	77,089,000,000	3,416,000	284,000,000	998,856,000	83,055,000,000	(2,104,000)	(175,000,000)	(278,857,000)	(23,187,000,000)	2,218,462,000	184,465,000,000	57,317,000	4,766,000,000	2,275,779,000	189,231,000,000
Cash dividends attributable to KONAMI CORPORATION stockholders	0	0	0	0	0	0	(69,018,000)	(5,739,000,000)	0	0	0	0	(69,018,000)	(5,739,000,000)	0	0	(69,018,000)	(5,739,000,000)
Cash dividends attributable to noncontrolling interest	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(647,000)	(54,000,000)	(647,000)	(54,000,000)
Purchases of treasury stock by parent company											(1,214,000)	(101,000,000)	(1,214,000)	(101,000,000)			(1,214,000)	(101,000,000)
Reissuance of treasury stock	0	0	(19,232,000)	(1,599,000,000)	0	0	0	0	0	0	76,078,000	6,326,000,000	56,846,000	4,727,000,000	0	0	56,846,000	4,727,000,000
Comprehensive income:
Net income	0	0	0	0	0	0	155,550,000	12,934,000,000	0	0	0	0	155,550,000	12,934,000,000	(2,549,000)	(212,000,000)	153,001,000	12,722,000,000
Other Comprehensive Income, Foreign Currency Transaction and Translation Adjustment, Net of Tax	0	0	0	0	0	0	0	0	(25,741,000)	(2,140,000,000)	0	0	(25,741,000)	(2,140,000,000)	(155,000)	(13,000,000)	(25,896,000)	(2,153,000,000)
Net unrealized losses on available-for-sale securities	0	0	0	0	0	0	0	0	(655,000)	(55,000,000)	0	0	(655,000)	(55,000,000)	0	0	(655,000)	(55,000,000)
Pension liability adjustment	0	0	0	0	0	0	0	0	(2,131,000)	(177,000,000)	0	0	(2,131,000)	(177,000,000)	69,000	6,000,000	(2,062,000)	(171,000,000)
Total comprehensive income (loss) for the year													127,023,000	10,562,000,000	(2,635,000)	(219,000,000)	124,388,000	10,343,000,000
Balance at Mar. 31, 2011	$ 570,042,000	¥ 47,399,000,000	$ 907,877,000	¥ 75,490,000,000	$ 3,416,000	¥ 284,000,000	$ 1,085,388,000	¥ 90,250,000,000	$ (30,631,000)	¥ (2,547,000,000)	$ (203,993,000)	¥ (16,962,000,000)	$ 2,332,099,000	¥ 193,914,000,000	$ 54,035,000	¥ 4,493,000,000	$ 2,386,134,000	¥ 198,407,000,000

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Cash dividends attributable to KONAMI CORPORATION stockholders, per share	$ 0.38	¥ 32	¥ 54	¥ 54

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Cash flows from operating activities:
Net income	$ 153,001,000	¥ 12,722,000,000	¥ 13,578,000,000	¥ 11,514,000,000
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization	148,984,000	12,388,000,000	12,899,000,000	13,731,000,000
Provision for doubtful receivables	(2,309,000)	(192,000,000)	259,000,000	209,000,000
Restructuring and impairment charges			2,339,000,000	11,121,000,000
Earthquake and related impairment charges	53,578,000	4,455,000,000
Gain on bargain purchase	(30,583,000)	(2,543,000,000)
Loss (gain) on sale or disposal of property and equipment, net	3,259,000	271,000,000	822,000,000	(337,000,000)
Equity in net loss (income) of affiliated company	(493,000)	(41,000,000)	(56,000,000)	2,490,000,000
Deferred income taxes	(11,040,000)	(918,000,000)	(3,577,000,000)	(4,811,000,000)
Change in assets and liabilities, net of businesses acquired:
Decrease (increase) in trade notes and accounts receivable	28,683,000	2,385,000,000	(261,000,000)	175,000,000
Increase in inventories	(31,654,000)	(2,632,000,000)	(2,455,000,000)	(1,424,000,000)
Decrease (increase) in other receivables	240,000	20,000,000	(406,000,000)	1,111,000,000
Decrease (increase) in prepaid expense	1,215,000	101,000,000	(24,000,000)	(918,000,000)
Increase (decrease) in trade notes and accounts payable	28,346,000	2,357,000,000	(949,000,000)	(556,000,000)
Increase (decrease) in accrued income taxes, net of tax refunds	6,927,000	576,000,000	(2,526,000,000)	(2,157,000,000)
Decrease in accrued expenses	(5,111,000)	(425,000,000)	(262,000,000)	(1,266,000,000)
Decrease in deferred revenue	(13,915,000)	(1,157,000,000)	(1,294,000,000)	(234,000,000)
Decrease in advance received	(2,225,000)	(185,000,000)	(478,000,000)	(796,000,000)
Decrease in deposits	(1,407,000)	(117,000,000)	(396,000,000)	(93,000,000)
Other, net	(5,532,000)	(460,000,000)	(2,916,000,000)	2,372,000,000
Net cash provided by operating activities	319,964,000	26,605,000,000	14,297,000,000	30,131,000,000
Cash flows from investing activities:
Capital expenditures, including interest capitalized	(126,927,000)	(10,554,000,000)	(6,318,000,000)	(8,531,000,000)
Proceeds from sales of property and equipment	96,000	8,000,000	10,000,000	1,355,000,000
Acquisition of new subsidiaries, net of cash acquired	8,166,000	679,000,000
Decrease (increase) in lease deposits, net	5,977,000	497,000,000	(374,000,000)	1,616,000,000
Net increase in term deposits	(16,981,000)	(1,412,000,000)
Other, net	108,000	9,000,000	233,000,000	(155,000,000)
Net cash used in investing activities	(129,561,000)	(10,773,000,000)	(6,449,000,000)	(5,715,000,000)
Cash flows from financing activities:
Net increase in short-term borrowings	8,178,000	680,000,000
Repayments of long-term debt	(3,343,000)	(278,000,000)	(592,000,000)	(592,000,000)
Redemption of bonds				(5,000,000,000)
Principal payments under capital lease obligations	(32,207,000)	(2,678,000,000)	(2,581,000,000)	(2,886,000,000)
Dividends paid	(69,573,000)	(5,785,000,000)	(7,569,000,000)	(7,414,000,000)
Purchases of treasury stock by parent company	(1,215,000)	(101,000,000)	(3,000,000)	(5,576,000,000)
Proceeds from sale-leaseback transaction	23,752,000	1,975,000,000
Other, net	60,000	5,000,000	1,000,000	464,000,000
Net cash used in financing activities	(74,348,000)	(6,182,000,000)	(10,744,000,000)	(21,004,000,000)
Effect of exchange rate changes on cash and cash equivalents	(10,210,000)	(849,000,000)	68,000,000	(1,974,000,000)
Net increase (decrease) in cash and cash equivalents	105,845,000	8,801,000,000	(2,828,000,000)	1,438,000,000
Cash and cash equivalents, beginning of year	610,222,000	50,740,000,000	53,568,000,000	52,130,000,000
Cash and cash equivalents, end of year	$ 716,067,000	¥ 59,541,000,000	¥ 50,740,000,000	¥ 53,568,000,000

Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2011
Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies
Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies

1.    Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies

Business and Organization

KONAMI CORPORATION (the "Company") was founded in 1969 and was incorporated under the laws of Japan in March 1973. The Company and its subsidiaries (collectively "KONAMI") engage in production and sale of video game software for home video game systems, game machines for installation in amusement arcades and other entertainment venues and other amusement-related products, and operation of health and fitness club facilities. The principal markets for KONAMI's products are Japan, North America, Europe, Asia and Australia while all of its health and fitness club facility operation is in Japan.

Substantially all of KONAMI's revenues from video game software have historically been derived from sales of software for use on proprietary game platforms developed and manufactured by other manufacturers. KONAMI may only publish its games for use on the manufacturers' game platforms if it receives a platform license from them, which is generally for an initial term of several years and may be extended for additional one-year terms. If KONAMI cannot obtain licenses to develop video game software from manufacturers of popular game platforms or if any of its existing license agreements are terminated, it will not be able to release software for those platforms, which may have a negative impact on its results of operations and profitability. To date, KONAMI has successfully obtained extensions or new agreements with the platform manufacturers each time it has attempted to do so. These licenses include other provisions such as approval rights by the manufacturers of all products and related promotional materials which could have an effect on KONAMI's costs and the release date of new game titles.

In the United States, Canada and Australia, the manufacture and distribution of KONAMI's gaming machines are subject to numerous federal, state and local regulations. In addition, KONAMI may be subject to regulation as a gaming operator if it enters into lease participation agreements under which it shares in the revenues generated by gaming machines. These regulations are constantly changing and evolving, and may curtail gaming in various jurisdictions in the future, which would decrease the number of jurisdictions from which KONAMI can generate revenues. KONAMI and its key personnel are subject to an extensive investigation before each jurisdictional gaming license is issued. Moreover, KONAMI's gaming machines are subjected to independent testing and evaluation prior to approval from each jurisdiction. Generally, regulatory authorities have broad discretion when granting, renewing or revoking these game approvals and licenses.

Basis of Presentation

The consolidated financial statements herein are presented in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

Translation into U.S. Dollars

The accompanying consolidated financial statements are stated in Japanese yen, the functional currency of the country in which the Company is incorporated and principally operates. The U.S. dollar amounts included herein represent a translation using the mid price for telegraphic transfer of U.S. dollars for yen quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. as of March 31, 2011 of ¥83.15 to  $1 and are included solely for the convenience of the reader. The translation should not be construed as a representation that the yen amounts have been, could have been, or could in the future be converted into U.S. dollars at the above or any other rate.

Summary of Significant Accounting Policies

(a) Consolidation Policy

The accompanying consolidated financial statements include the accounts of the Company and all of its majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Noncontrolling interests in the net assets of subsidiary are reported as a component of equity in the consolidated financial statements. Changes in a parent's ownership interest while the parent retains its controlling financial interest in its subsidiary are accounted for as equity transactions. Noncontrolling interests in a subsidiary's earnings or losses are reported as a component of net income in the consolidated financial statements.

(b) Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with an initial maturity of three months or less.

(c) Marketable Securities

KONAMI classifies its debt and marketable equity securities into one of three categories: trading, available-for-sale, or held-to-maturity securities. Trading securities are bought and held primarily for the purpose of selling them in the near term. Held-to-maturity securities are those securities in which KONAMI has the ability and intent to hold until maturity. All securities not included in trading or held-to-maturity categories are classified as available-for-sale. Trading and available-for-sale securities whose fair values are readily determinable are recorded at fair value. Held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Unrealized gains and losses on trading securities are included in earnings. Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from sale of available-for-sale securities are determined based on the average cost method. A decline in the market value of any available-for-sale security below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. Dividend income is recognized when received. As of March 31, 2010 and 2011, all equity securities held by KONAMI are classified as available-for-sale.

On a continuous basis, but no less frequently than at the end of each quarter period, KONAMI evaluates the cost basis of an available-for-sale security for possible other-than-temporary impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include: the degree of change in ratio of market prices per share to book value per share at date of evaluation compared to that at date of acquisition, the financial condition and prospects of each investee company, industry conditions in which the investee company operates, the fair value of an available-for-sale security relative to the cost basis of the investment, the period of time the fair value of an available-for-sale security has been below the cost basis of the investment and other relevant factors.

KONAMI evaluates the cost basis of a held-to-maturity debt security for possible other-than-temporary impairment by taking into consideration the financial condition, business prospects and credit worthiness of the issuer. The published credit ratings of investee companies that are "BB" or lower are considered an indication of other-than-temporary impairment.

Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate.

(d) Investment in Affiliate

For those investments in affiliates in which the Company has the ability to exercise significant influence over the affiliate's operations (generally when its voting interest is between 20% and 50%), the equity method of accounting is used. Under this method, the investment is initially recorded at cost and is adjusted to recognize the Company's share of the net earnings or losses of the affiliates. All significant intercompany profits from these affiliates have been eliminated. Investments in non-marketable equity securities in which the Company does not consolidate or account for under the equity method are carried at cost.

The difference between the initial cost of an investment and the estimated fair value of underlying equity in net assets of an equity method investee ("investor level goodwill") is not amortized but continues to be reviewed for impairment. When an other-than-temporary decline in value of an equity-method investment occurs, an impairment loss is recognized in earnings. On a continuous basis, but no less frequently than at the end of each quarter period, the Company evaluates the carrying amount of its ownership interests in investee companies for possible impairment. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Any impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. A decline in the fair value of an investment below cost that is deemed to be other-than-temporary results in a reduction in carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the investment is established. The impairment is first applied to reduce the amount of any investor level goodwill, and then to the remaining basis in the investment.

(e) Inventories

Inventories, consisting of merchandise for resale, finished products, work-in-process, raw materials and supplies, are stated at the lower of cost or market. Cost is determined by the specific identification method for software products, and by the weighted average method for others.

(f) Property and Equipment

Property and equipment are carried at cost. Depreciation is computed on the declining-balance method using estimated useful lives ranging from 10 to 50 years for buildings and structures and from 2 to 20 years for tools, furniture and fixtures. Equipment under capital leases is stated at the lower of the present value of minimum lease payments or the fair value of the leased equipment at the inception of the lease and is amortized over the shorter of the lease term or estimated useful life of the asset, which range from 3 to 25 years.

Ordinary maintenance and repairs are expensed as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the property and related accumulated depreciation accounts are relieved of the applicable amounts and any differences are included in operating income or expenses.

KONAMI recognizes a liability for asset retirement obligations in the period in which it is incurred if sufficient information is available to make a reasonable estimate of fair value. When a company initially recognizes a liability for an asset retirement obligation, it must capitalize the cost by recognizing an increase in the carrying amount of the related long-lived asset.

(g) Software for Internal Use

KONAMI has capitalized costs associated with software systems for internal use, that have reached the application stage and meet recoverability tests as capitalized computer software in the accompanying consolidated balance sheets. Such capitalized costs primarily include external direct costs utilized in developing or obtaining the applications. Capitalization of such costs ceases at the point in which the project is substantially complete and ready for its intended use, and the costs capitalized are amortized on a straight-line basis over the estimated useful life of each application, ranging from 2 to 5 years. KONAMI expenses costs incurred during the preliminary project stage which include costs for making strategic decisions about the project, and determining performance and system requirements. KONAMI also expenses costs incurred for internal-use software in the post-implementation stage such as training and maintenance costs.

(h) Business Combination

KONAMI accounts for business combinations under the acquisition method and, accordingly, has recognized assets acquired including identifiable intangible assets, liabilities assumed and noncontrolling interests based on the respective estimated fair values at the acquisition date. Acquisition costs are expensed as incurred.

(i) Goodwill and Other Identifiable Intangible Assets

Goodwill represents the difference between the cost of an acquired company and amounts allocated to the estimated fair values of identifiable assets acquired, liabilities assumed and any noncontrolling interests. Identifiable intangible assets represent intangible assets related to trademarks, gaming licenses, memberships, patents, customer relationships and franchise and other contracts acquired in connection with acquisitions of subsidiaries.

KONAMI performs an assessment of goodwill for impairment at least annually, and more frequently if an indicator of impairment has occurred, using a two-step process. The first step requires identification of reporting units and determination of the fair value for each individual reporting unit. KONAMI has determined its reporting units to be the same as its reportable segments. The fair value of each reporting unit is then compared to the reporting unit's carrying amount including assigned goodwill. To the extent a reporting unit's carrying amount exceeds its fair value; the second step of the impairment test is performed by comparing the implied fair value of the reporting unit's goodwill to its carrying amount. If the implied fair value of a reporting unit's goodwill is less than its carrying amount, an impairment loss is recorded.

For the purpose of evaluating the recoverability of the carrying value of goodwill, KONAMI engages an independent appraiser to assist management in its determination of the fair values of its reporting units. In its computation of the fair values, the appraiser primarily utilizes a discounted cash flow analysis as well as other valuation approaches including the stock price, market capitalization and asset and liability structure of the reporting units. Significant assumptions used in this analysis includes 1) expected future revenue growth rates, profit margins and working capital levels of the reporting units, 2) a discount rate, and 3) a terminal value multiples. The revenue growth rates, profit margins and working capital levels of the reporting units are based on management's expectation of future results. In evaluating the recoverability of other intangible assets which were allocated to the reporting units, KONAMI primarily utilizes a discounted cash flow analysis as well as other applicable valuation approaches, and if applicable, independent valuations.

Intangible assets determined to have an indefinite useful life are also tested for impairment annually or more frequently if there is an indication of potential impairment. KONAMI also reassesses indefinite useful life determinations periodically for each asset. Meanwhile, intangible assets with finite useful lives are amortized over their estimated useful lives on a straight line basis. KONAMI assesses the recoverability of these intangible assets in a manner similar to KONAMI's other long-lived assets as described below.

(j) Impairment or Disposal of Long-Lived Assets

KONAMI's long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors KONAMI considers important which could trigger an impairment review include: significant underperformance relative to expected historical or projected future operating results; significant changes in the manner of the use of the assets or the strategy for overall business; significant negative industry or economic trends. When it is determined that the carrying amount of assets or asset groups to be held and used may not be recoverable based upon the existence of one or more of these indicators of impairment, recoverability is measured by a comparison of the carrying amount of an asset or asset group to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

(k) Derivative Financial Instruments

From time to time, KONAMI uses certain derivative financial instruments to manage its foreign currency risks. KONAMI may enter into forward contracts to reduce its exposure to short-term (generally no more than one year) movements in exchange rates applicable to firm funding commitments that are denominated in currencies other than the Japanese yen.

KONAMI reports all derivative instruments on the balance sheet as either assets or liabilities measured at fair value. For derivative instruments designated and effective as fair value hedges, changes in the fair value of the derivative instrument and of the hedged item attributable to the hedged risk are recognized in earnings. For derivative instruments designated as cash flow hedges, the effective portion of any hedge is reported in accumulated other comprehensive income (loss) until it is recognized in earnings in the same period in which the hedged item affects earnings. Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of all hedges are reported in current earnings each period. Changes in fair value of derivative instruments that are not designated as a hedge are recorded each period in current earnings. If a derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the current period. To date, KONAMI has not designated any derivative instrument as a hedge.

(l) Income Taxes

KONAMI accounts for income taxes based on income before income tax on its consolidated statement of income. Deferred income taxes are recognized by the asset and liability method for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards using enacted tax rates in effect for the years in which those temporary differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

KONAMI recognizes the financial statement effects of tax positions when it is more likely than not that the tax positions, taken or expected to be taken in a tax return, will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties related to unrecognized tax benefits are included in income taxes in its consolidated financial statements.

(m) Revenue Recognition

KONAMI derives revenue from primarily three sources: (i) product revenue, which includes packaged game software and other products, amusement machines and related equipment, gaming machines and related casino management systems, and pachinko slot machines and LCDs for pachinko machines, (ii) membership fee revenue from health and fitness club members, and (iii) sales and subscription fee revenue from mobile game contents.

For those sources that do not involve delivery of multiple software or other deliverables, KONAMI recognizes its revenue under the basic criteria outlined below to be met:

Persuasive Evidence of an Arrangement.

For product sales, it is KONAMI's customary practice to have a written contract, which is signed by both the customer and KONAMI, or a purchase order or amendment to the written contract from those customers that have previously negotiated a standard purchase agreement.

For KONAMI's health and fitness clubs, members are required to sign a standard monthly membership agreement upon admission, which is automatically renewed unless the member provides advance notice of his or her intention to cancel prior to the tenth day of the month at the end of which the membership will terminate.

For mobile game contents, KONAMI enters into distribution agreements with mobile phone carriers for the sale or subscription of mobile game contents by the carriers to their subscribers. KONAMI recognizes as revenues the amount due to KONAMI by the mobile phone carrier upon the sale of KONAMI's game contents, net of any service or other fees earned and deducted by the carrier.

Delivery Has Occurred.

Packaged game software and other products are physically delivered to customers, with standard transfer terms. Also, KONAMI's game machines and related equipment are physically delivered to customers as a fully-assembled, ready to be installed unit. These arrangements generally include an acceptance clause. KONAMI recognizes revenue from product sales upon delivery and acceptance, which is the timing the rights and risks are transferred to the customer. Generally, KONAMI does not permit exchanges nor accept returns of unsold merchandise except in the case of obvious defects. In certain limited circumstances KONAMI may allow returns, for which KONAMI estimates the related allowances based upon management's evaluation of historical experience, the nature of the software titles and other factors. KONAMI maintains detail listings of software titles in distribution channel, closely monitor their movements, and is able to reasonably estimate future credits to be issued for price protection. These estimates are deducted from gross sales.

Revenue from health and fitness club membership is derived primarily from monthly membership fees from club members. Revenue for those fees is recognized as monthly charges are generally made to the members' accounts in advance, at the end of each month, with respect to the following month's membership. This policy requires KONAMI to defer the applicable membership fee revenue for one month.

Revenue from mobile game contents is derived from monthly subscription fees. Under the distribution agreements, the mobile phone carriers are responsible for billing, collection and remittance of those subscription fees to KONAMI. KONAMI has a collection risk for accounts receivable except for certain mobile phone carriers. The carriers generally report the final sales data to KONAMI within 60 days following the end of each month. When final sales data is not available in a timely manner for reporting purposes, KONAMI estimates its revenues based on sales data available from the server in which game contents are housed, which is then adjusted to actual revenues in the following reporting period once the actual amounts are determined.

The Price is Fixed or Determinable.

The price customers pay for KONAMI's products is negotiated at the outset of an arrangement, and is generally determined by the specific volume of product to be delivered. Therefore, the prices are considered to be fixed or determinable at the start of the arrangement. KONAMI's membership fee for health and fitness clubs is fixed at the time of admission of the member. Also, monthly subscription fees for mobile game contents are based on a fixed rate per end customer subscriber.

Collection is Probable.

Probability of collection is assessed on a customer-by-customer basis. KONAMI typically sells to customers with whom KONAMI has a history of successful collection. New customers are subject to a credit review process that evaluates the customers' financial position and ultimately their ability to pay. For KONAMI's health and fitness clubs, the collectability of membership fees is assured as it generally charges members' accounts one-month in advance. In addition, for mobile game contents, KONAMI has a collection risk for its accounts receivable except for certain mobile phone carriers.

For those sources that involve multiple software deliverables, KONAMI evaluates revenue recognition based on the following items;

(1)	if and when each element has been delivered

(2)	whether undelivered elements are essential to the functionality of the delivered elements

(3)	whether vender-specific objective evidence of fair value (VSOE) exists for undelivered elements

(4)	allocation of the total price among the various elements

For those sources that involve multiple deliverables except for software deliverables, KONAMI applies the recognition criteria. Specifically, deliverables are divided into separate units of accounting if:

(1)	each item has value to the customer on a stand-alone basis, and

(2)	delivery of any undelivered item is considered probable and substantially in KONAMI's control.

Separate units of accounting are recognized in earnings as they are delivered or ratably over the service period, as applicable.

KONAMI recognizes revenues from package software with online functionality for certain platforms in Digital Entertainment Segment which is hosted on its internal servers as multiple software deliverables. As VSOE of fair value for the online services could not be established for most of titles, revenue from the package products has not been allocated among the package game products and online service for those titles, and the entire revenue from the sale of the package products has been recognized on a straight-line basis over the estimated online service period. The service period is estimated to be six months. For those titles which the Company has established VSOE, the package game products and online services are recognized as separate units of accounting.

KONAMI sells amusement machines in Digital Entertainment Segment, and provides disposal service for the amusement machines, "e-AMUSEMENT" service connecting multiple amusement arcades online, and "e-AMUSEMENT Participation" service sharing playing fees of users with customers (amusement arcade operators), as multiple deliverable arrangements. KONAMI does not grant the right to return amusement machines to the customers. The customers are granted the right to receive disposal services of the amusement machines at the point of sale, which is exercisable within 5 to 7 years as a fixed fee arrangement to require KONAMI to handle disposal of the machines at the end of their useful lives. The e-AMUSEMENT and e-AMUSEMENT Participation services are a separate contract from the sale of the machines. However, those service contracts are generally entered into concurrently with the sale of the machines. KONAMI has evaluated and concluded that each of these components contained in such arrangements is a separate unit of accounting since it has standalone value, and recognizes revenue when the customers have accepted the machine or the services have been rendered. As described in (w) New Accounting Pronouncements Adopted, KONAMI elected to early adopt ASU2009-13 and ASU2009-14, which did not have a material impact on revenue recognition of these items. Under a selling price hierarchy modified by those standards, consideration is allocated to each component based on the relative selling price for the deliverables. The selling price for a deliverable is based on VSOE or third party evidence, which is the price of the vendor's or any competitor's largely interchangeable services in standalone sales to similarly situated customers.

Revenues from casino management systems that are a part of Gaming & Systems Segment are also recognized as multiple software deliverables, because the software is essential to the functionality of the hardware. Revenue from sales of casino management systems is recognized only when installation of hardware and software is completed and accepted by the customers. Maintenance service revenue is recognized ratably over the maintenance period based on VSOE of fair value established by renewal rates. KONAMI early adopted ASU2009-13 and ASU2009-14, which did not have a material impact on revenue recognition of these items.

(n) Software Development Costs

Research and development expenses are charged to earnings as incurred. Research and development expenses included in selling, general and administrative expenses amounted to ¥2,677 million, ¥2,964 million and ¥2,163 million ( $26,013 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively, in the accompanying consolidated statements of income.

KONAMI capitalizes certain software development costs incurred after technological feasibility is established or for development costs that have alternative future uses. Under KONAMI's current practice of developing new game software products, technological feasibility is not established until substantially all development activities are complete, which generally include the development of a working template and the related tools. For game products where a proven game engine technology exists and other criteria supporting the technological feasibility of the game title in development have been met, which include coding and testing of unique or unproven functions and features, KONAMI capitalizes these costs and begins to expense them upon release of the product through cost of revenues or writes them off when they are deemed unrecoverable.

(o) Royalties and License Fees

KONAMI pays royalties and license fees to professional sports organizations and certain other third parties for use of their trade names. Minimum portions of such royalties and license fees paid up-front are recorded as prepaid royalties and are expensed to costs of products sold over the contractual terms ranging primarily from 4 to 12 months. Variable portions of such royalties and license fees, which are generally determined based on the number of copies shipped at the predetermined royalty rates, are expensed to cost of products sold based on actual shipment. Management periodically evaluates the future realizability of prepaid royalties and charges to income any amounts deemed unlikely to be realized. Prepaid royalties amounted to ¥1,190 million and ¥887 million ( $10,667 thousand) at March 31, 2010 and 2011, respectively, and were included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

(p) Shipping and Handling Expenses

Shipping and handling expenses are charged to earnings as incurred and are included in selling, general and administrative expenses in the accompanying consolidated statements of income. Shipping and handling expenses amounted to ¥2,707 million, ¥2,185 million and ¥2,692 million ( $32,375 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.

(q) Advertising Expenses

Advertising expenses are charged to earnings as incurred and are included in Selling, general and administrative expenses in the accompanying consolidated statements of income. Advertising expenses amounted to ¥12,596 million, ¥9,880 million and ¥8,947 million ( $107,601 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.

(r) Stock-based Compensation

KONAMI accounts for its stock-based compensation plan to directors and employees using the fair value based method. KONAMI had recognized the post-vesting share-based compensation awards, according to the period in which employees are required to provide service, beginning from the adoption date.

(s) Foreign Currencies Transactions and Translations

Transactions denominated in foreign currencies are recorded using the exchange rates in effect as of the transaction dates. The related foreign currency asset and liability balances are re-measured based on exchange rates prevailing at each balance sheet date with the resulting gain or loss charged to earnings.

Assets and liabilities of a foreign subsidiary where the functional currency is other than Japanese yen are translated into Japanese yen at the exchange rates in effect at the balance sheet date. Revenue and expense accounts are translated at average exchange rates during the current year. The resulting translation adjustments are included in accumulated other comprehensive income (loss).

(t) Consumption Taxes

Revenue is recorded net of applicable consumption taxes.

(u) Use of Estimates

Preparation of these consolidated financial statements requires management of KONAMI to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of financial statements, and the reported amounts of revenue and expenses during the reporting periods. There can be no assurance that actual results will not differ from those estimates.

KONAMI has identified four areas where it believes assumptions and estimates are particularly critical to the consolidated financial statements. These are service period for deferred net revenue, accounting for software development costs, impairment of long-lived and intangible assets, and realizability of deferred tax assets.

(v) Net Income Per Share

Basic net income attributable to KONAMI CORPORATION stockholders per common share excludes dilution for potential common stock and is computed by dividing consolidated net income (loss) attributable to KONAMI CORPORATION stockholders by the weighted-average number of common shares outstanding. Diluted net income attributable to KONAMI CORPORATION stockholders per common share reflects the effect of potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Diluted net income attributable to KONAMI CORPORATION stockholders per common share is calculated by dividing net income attributable to KONAMI CORPORATION stockholders by the sum of the weighted-average number of common shares plus additional shares that would be outstanding if potential dilutive shares had been issued.

The components of basic and diluted net income attributable to KONAMI CORPORATION stockholders per common share are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Net income available for KONAMI CORPORATION stockholders	¥10,874	¥13,314	¥12,934	$155,550

	Shares
Weighted-average common shares outstanding	137,124,130	133,461,138	134,065,450
Dilutive effect of employee stock options	—	—	—

Common stock and common stock equivalents	137,124,130	133,461,138	134,065,450

	Yen			U.S. Dollars
Net income attributable to KONAMI CORPORATION stockholders per common share:
Basic	¥79.30	¥99.76	¥96.48	$1.16

Diluted	¥79.30	¥99.76	¥96.48	$1.16

For the years ended March 31, 2009, 2010 and 2011, 741,968, nil and nil shares attributable to outstanding stock options were excluded from the calculation of diluted earnings attributable to KONAMI CORPORATION per share because the exercise prices of the stock options were greater than to the average price of the common shares, and therefore their inclusion would have been anti-dilutive.

(w) New Accounting Pronouncements Adopted

Effective April 1, 2009, KONAMI adopted the provisions of FASB Statement of Financial Accounting Standards No. 141 Revised, "Business Combinations", included in FASB ASC Topic 805. This ASC establishes principles and requirements of how an acquirer recognizes and measures in its financial statements the identifiable assets acquired, liabilities assumed, any noncontrolling interest in the acquiree and the goodwill acquired in a business combination. This ASC requires disclosures to enable evaluation of the nature and financial effects of the business combination. See Notes 2.

Effective January 1, 2009, KONAMI adopted the provisions of ASC Topic 820 to fair value measurements of nonfinancial assets and nonfinancial liabilities that are recognized or disclosed in the financial statements on a nonrecurring basis. See Notes 3, 6, 7, 8 and 20.

Effective April 1, 2010, KONAMI has adopted ASU2009-13 "Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force". ASU2009-13 provides amendments to the criteria for allocation of revenues in multiple-deliverable arrangements, and in the absence of vendor-specific objective evidence or a third-party evidence concerning a selling price of deliverable products and services, sets forth a provision to allocate revenues in relation to products and services by applying an estimated selling price. As permitted by ASU2009-13, KONAMI elected to early adopt these new accounting standards at the beginning of its fiscal year ended March 31, 2011 on a prospective basis for arrangements originating or materially modified on or after April 1, 2010. The effect of the early adoption is discussed in (m) Revenue Recognition.

Effective April 1, 2010, KONAMI has adopted ASU2009-14 "Certain Revenue Arrangements That Include Software Elements-a consensus of the FASB Emerging Issues Task Force". ASU2009-14 is to exclude tangible products containing software components that function to deliver the product's essential functionality from the criteria for software revenues. As permitted by ASU2009-14, KONAMI elected to early adopt these new accounting standards at the beginning of its fiscal year ended March 31, 2011 on a prospective basis for arrangements originating or materially modified on or after April 1, 2010. The effect of the early adoption is discussed in (m) Revenue Recognition.

Effective October 1, 2010, KONAMI has adopted Accounting Standards Update ("ASU") of the Financial Accounting Standard Board Accounting Standard Codification No. 2010-20 "Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses". ASU2010-20 requires to enhance disclosures about the credit quality of financing receivables and the allowance for credit losses. As KONAMI did not have material financing receivables which were subject to the provisions of ASU2010-20, required additional disclosures have not been provided.

Business Combinations	12 Months Ended
Mar. 31, 2011
Business Combinations
Business Combinations

2.    Business Combinations

In accordance with a share exchange agreement between the Company and TAKASAGO ELECTRIC INDUSTRY CO., LTD. (formerly Abilit Corporation, "TAKASAGO"), pursuant to the resolution of the Company's board of directors' meeting held on September 21, 2010, the Company executed the share exchange agreement on January 1, 2011 and made TAKASAGO a wholly owned subsidiary of the Company. Under the terms of the agreement, 0.052 shares of the Company's common stock were exchanged for one common share of TAKASAGO. The Company issued approximately 2,593 thousand shares from its treasury stock for all of the shares of TAKASAGO. The fair value of the acquisition price for the shares of TAKASAGO was ¥4,476 million ( $53,830 thousand), which was determined based on the allocated number of the Company's treasury stocks to TAKASAGO's shareholders and the Company's stock price at the share exchange date. TAKASAGO's operating results have been included in the Company's consolidated financial statements from the date of acquisition. Costs related to the acquisition of TAKASAGO of ¥27 million ( $325 thousand) were recorded in the operating expense in the accompanying consolidated statements of income.

TAKASAGO is engaged in the business of production and sale of pachinko and pachinko slot machines. KONAMI targets to enhance the corporate value by combining the KONAMI Group's business resources with the extensive expertise of TAKASAGO in the field.

The following table summarizes the amounts of the assets acquired and liabilities assumed at the acquisition date, as adjusted to give effects to the acquisition method accounting adjustments:

	Millions of Yen	Thousands of U.S. Dollars
Current assets	¥6,686	$80,409
Property and equipment	530	6,374
Identifiable intangible assets	8,413	101,179
Other assets	457	5,496

Total assets acquired	16,086	193,458

Current liabilities	5,352	64,366
Long-term liabilities	3,715	44,678

Total liabilities assumed	9,067	109,044

Net assets acquired	7,019	84,414

The fair value of current assets acquired includes trade notes and account accounts receivable and the gross amount due under the contract is ¥ 1,617 million ( $19,447 thousand) of which ¥489 million ( $5,881 thousand) is expected to be uncollectible. The acquired identifiable intangible assets consist of memberships in the trade association related to pachinko business with an indefinite useful life of ¥6,640 million ( $79,856 thousand), patents of ¥1,418 million ( $17,054 thousand) with weighted-average useful life 17 years and trademarks of ¥355 million ( $4,269 thousand) with useful life 20 years.

Upon the initial completion of the purchase price allocation, the fair value of the net assets acquired exceeded the fair value of the purchase consideration transferred. Before recognizing a bargain purchase gain, KONAMI reassessed whether it has correctly identified all of the assets acquired and all of the liabilities assumed and also reviewed the procedures used to measure the amounts required to be recognized at the acquisition date for the identifiable assets acquired and liabilities assumed and the consideration transferred.

As a result, a bargain purchase gain of ¥2,543 million ( $30,583 thousand) was recognized and included in the accompanying consolidated statements of income for the year ended March 31, 2011. KONAMI believes the bargain purchase gain resulted from various factors including KONAMI's recognition and fair value measurement of certain identifiable intangible assets that TAKASAGO was not able to effectively utilize, TAKASAGO's deteriorating financial condition and its willingness to restructure its operations under KONAMI Group's expertise.

Revenues and loss before income taxes of TAKASAGO and its subsidiaries amounted to ¥79 million ( $950 thousand) and ¥630 million ( $7,577 thousand) for the year ended March 31, 2011, respectively, in the accompanying consolidated statements of income.

The following unaudited pro forma condensed combined results of operations for KONAMI are prepared assuming that the foregoing acquisition was completed as of the beginning of the respective period in which the acquisition occurred. This pro forma condensed combined financial information does not purport to represent what KONAMI"s results of operations would actually have been if such transaction had in fact occurred on such date. The pro forma adjustments are based upon available information and upon certain assumptions that management believes are reasonable.

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Total net revenues	¥265,973	¥260,566	$3,133,686
Net income attributable to KONAMI CORPORATION	9,072	7,087	$85,232

Investment in Affiliate	12 Months Ended
Mar. 31, 2011
Investment in Affiliate
Investment in Affiliate

3.    Investment in Affiliate

The carrying amounts of investment in affiliate as of March 31, 2010 and 2011 were ¥2,146 million and ¥2,131 million ( $25,628 thousand), respectively.

At March 31, 2009, 2010 and 2011, KONAMI held an investment in affiliate as follows:

	Description of business	Acquisition Date	Ownership %
			2009	2010	2011
Resort Solution Co., Ltd. ("Resort Solution")	Management of resort facilities	March 2006	20.4%	20.4%	20.4%

Resort Solution purchased and retired 1,000 thousand shares of treasury stock for the year ended March 31, 2009.

Summarized financial information for the affiliated company accounted for by the equity method is presented below:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Financial Position:
Property and equipment, net	¥17,534	¥16,368	$196,849
Other assets, net	12,621	13,077	157,270

Total assets	¥30,155	¥29,445	$354,119

Debt	¥5,570	¥7,136	$85,821
Other liabilities	16,082	13,754	165,412
Noncontrolling interest	29	32	385
Total Resort Solution stockholders' equity	8,474	8,523	102,501

Total liabilities and equity	¥30,155	¥29,445	$354,119

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Operations:
Revenues	¥25,281	¥22,807	¥19,961	$240,060
Cost of revenues	13,170	10,988	9,403	113,085
Selling, general and administrative expenses	11,169	11,114	10,430	125,436

Operating income	942	705	128	1,539
Interest expense, net	(83)	(116)	(122)	(1,467)
Other, net	(301)	(65)	321	3,861

Net income	¥558	¥524	¥327	$3,933

The difference between the amount at which an investment is carried and the amount of underlying equity in net assets represents mainly intangible assets recognized at the Company.

During the year ended March 31, 2009, the Company evaluated the recoverability of its investment in affiliate and determined that the decline in value of the investment in Resort Solution was other than temporary. Accordingly, the Company recorded a ¥4,347 million of pre-tax impairment charge. The impairment charge was included in equity in net income (loss) of affiliated company in the consolidated statement of income.

The Company's shares of undistributed earnings of the affiliate included in the consolidated retained earnings were earnings of nil as of March 31, 2010 and 2011.

The investment in Resort Solution with a carrying amount of ¥2,146 million and ¥2,131 million ( $25,628 thousand) as of March 31, 2010 and 2011, respectively, was traded on established markets and was quoted at a market value of ¥1,937 million and ¥1,507 million ( $18,124 thousand) as of March 31, 2010 and 2011, respectively.

Inventories	12 Months Ended
Mar. 31, 2011
Inventories
Inventories

4.    Inventories

Inventories at March 31, 2010 and 2011 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Finished products	¥8,402	¥9,992	$120,168
Work in process	11,766	10,756	129,357
Raw materials and supplies	3,329	4,731	56,897

Total	¥23,497	¥25,479	$306,422

Investment in Marketable Securities	12 Months Ended
Mar. 31, 2011
Investment in Marketable Securities
Investment in Marketable Securities

5.    Investment in Marketable Securities

Investment in marketable securities at March 31, 2010 and 2011 consisted of the following:

	Millions of Yen
	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥224	¥2	—	¥226

Total	¥224	¥2	—	¥226

	Millions of Yen				Thousands of U.S. Dollars
	March 31, 2011				March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥229	¥2	¥(90)	¥140	$2,754	$24	$(1,082)	$1,684

Total	¥229	¥2	¥(90)	¥140	$2,754	$24	$(1,082)	$1,684

Gross unrealized holding losses on available-for-sale securities and the fair value of the related securities in a continuous unrealized loss position for less than 12 months at March 31, 2011, were ¥90 million ( $1,082 thousand) and ¥134 million ( $1,612 thousand), respectively.

Property and Equipment	12 Months Ended
Mar. 31, 2011
Property and Equipment
Property and Equipment

6.    Property and Equipment

Property and equipment at March 31, 2010 and 2011 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Property and equipment, at cost:
Land	¥11,212	¥12,901	$155,153
Buildings and structures	69,147	67,851	816,007
Tools, furniture and fixtures	27,461	24,867	299,062
Construction in progress	446	538	6,470

Total	108,266	106,157	1,276,692
Less-Accumulated depreciation and amortization	(45,832)	(46,649)	(561,022)

Net property and equipment	¥62,434	¥59,508	$715,670

See Note 12 for assets under capital leases that are included in the above.

Depreciation and amortization expense for the years ended March 31, 2009, 2010 and 2011 amounted to ¥9,075 million, ¥8,284 million and ¥8,432 million ( $101,407 thousand), respectively.

When KONAMI identifies a change in circumstances that indicates the carrying amount of long-lived assets might not be recoverable, KONAMI considers the impairment of the assets.

For the purpose of assessing impairment of long-lived assets used for Health & Fitness operations, grouping is at the individual club operation level which is considered to be the lowest level at which identifiable cash flows are largely independent of the cash flows of other assets. The carrying amount of the club assets is compared to the expected undiscounted future cash flows to be generated by those assets over the estimated remaining useful life of the club. Cash flows are projected for each club based on historical results and expectations. In cases where the expected future cash flows are less than the carrying amount of the assets, those clubs are considered impaired and the assets are written down to fair value. For purposes of estimating fair value, KONAMI utilized the projected future cash flows of the impaired clubs discounted at its weighted average cost of capital.

During the fiscal year ended March 31, 2009, KONAMI identified a change in circumstances that indicated the carrying value of long-lived assets might not be recoverable and projected a decline in net cash flows for Health & Fitness Segment, primarily reflecting a decrease in the number of club members affected by the negative industry and economic trends. As a result, KONAMI tested the recoverability of underperforming clubs and recorded a pre-tax impairment charge of ¥7,881 million for long-lived assets, which was included in restructuring and impairment charges in the accompanying consolidated statements of income for the year ended March 31, 2009. The recoverability test included reviewing the actual and projected cash flows of these underperforming clubs. KONAMI also considered operations of all clubs within each market served by multiple clubs and determined to cease operation of certain of these clubs that overlap in a particular marked, and recognized the closure related impairment charges which were included in the amount discussed above.

During the fiscal year ended March 31, 2010, KONAMI recorded a pre-tax impairment charge of ¥480 million for long-lived assets related to closure of facilities, which was included in restructuring and impairment charges in the accompanying consolidated statements of income for the year ended March 31, 2010.

During the fiscal year ended March 31, 2011, KONAMI recorded a pre-tax impairment charge of ¥2,253 ( $27,096 thousand) million for long-lived assets related to damaged facilities by the Great East Japan Earthquake in March 2011, which was included in earthquake and related impairment charges in the accompanying consolidated statements of income for the year ended March 31, 2011. See Note 9.

Goodwill and Identifiable Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill and Identifiable Intangible Assets
Goodwill and Identifiable Intangible Assets

7.    Goodwill and Identifiable Intangible Assets

In the fourth quarter of the fiscal year ended March 31, 2009, KONAMI determined that the fair value of indefinite lived intangible assets related to trademarks recognized in the Health & Fitness reporting unit was lower than their carrying value as a result of review based on the independent valuations. Consequently, non-cash impairment charge of ¥1,857 million was recorded in restructuring and impairment charges in the accompanying consolidated statements of income for the year ended March 31, 2009. This impairment charge was attributed to determination that the reporting unit would fail to meet previous growth expectations of future results. As for the carrying value of goodwill, there was no impairment during the fiscal year ended March 31, 2009.

In the fourth quarter of the fiscal year ended March 31, 2010, KONAMI determined that the fair value of indefinite lived intangible assets related to credit card contracts in the Health & Fitness reporting unit was lower than their carrying value. As a result, an aggregate non-cash impairment charge of ¥ 451 million was recorded in restructuring and impairment charges in the accompanying consolidated statements of income for the year ended March 31, 2010. The impairment charge was attributed to determination that the assets would fail to generate substantially expected future cash flows resulting from reviewing certain business as part of the restructuring processes for the reporting unit. As for the carrying value of goodwill, there was no impairment during the fiscal year ended March 31, 2010.

In the fourth quarter of the fiscal year ended March 31, 2011, KONAMI determined that the fair value of indefinite lived intangible assets related to trademarks in the Health & Fitness reporting unit was lower than their carrying value. As a result, an aggregate non-cash impairment charge of ¥1,900 million ( $22,850 thousand) was recorded in earthquake and related impairment charges in the accompanying consolidated statements of income for the year ended March 31, 2011. The impairment is attributable to the direct and indirect effects of the Great East Japan Earthquake, which took place in March 2011, on the business of the reporting unit as well as on Japanese economy as a whole. See Note 9.

The changes in the carrying amounts of goodwill by operating segments for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Millions of Yen
	Digital Entertainment	Gaming & Systems	Health & Fitness	Total
Balance at March 31, 2009	¥15,232	¥125	¥6,568	¥21,925
Foreign currency translation adjustment	(26)	—	—	(26)

Balance at March 31, 2010	¥15,206	¥125	¥6,568	¥21,899
New acquisition	30	—	—	30
Foreign currency translation adjustment	(49)	—	—	(49)

Balance at March 31, 2011	¥15,187	¥125	¥6,568	¥21,880

	Thousands of U.S. Dollars
	Digital Entertainment	Gaming & Systems	Health & Fitness	Total
Balance at March 31, 2010	$182,874	$1,503	$78,990	$263,367
New acquisition	361	—	—	361
Foreign currency translation adjustment	(589)	—	—	(589)

Balance at March 31, 2011	$182,646	$1,503	$78,990	$263,139

During the fiscal year ended March 31, 2011, the Company acquired all outstanding shares of DIGITAL GOLF Inc. and made it a consolidated subsidiary in the Digital Entertainment Segment.

Identifiable intangible assets at March 31, 2010 and 2011 primarily representing intangible assets acquired in connection with acquisitions of subsidiaries consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Identifiable intangible assets subject to amortization:
Franchise and other contracts	¥1,582	¥1,582	$19,026
Customer relationships	418	418	5,027
Patents	—	1,418	17,054
Trademarks	—	355	4,269
Less-Accumulated amortization	(614)	(811)	(9,753)

Net amortized identifiable intangible assets	1,386	2,962	35,623

Identifiable intangible assets with an indefinite life:
Trademarks	33,553	31,653	380,673
Gaming licenses	307	310	3,728
Memberships	—	6,640	79,856

Total unamortized identifiable intangible assets	33,860	38,603	464,257

Total identifiable intangible assets	¥35,246	¥41,565	$499,880

Intangible assets determined to have an indefinite useful life have been reassessed at least annually based on the factors including, but not limited to, the expected use of the asset by the Company, legal or contractual provisions that may affect the useful life or renewal or extension of the asset's contractual life without substantial cost, and the effects of demand, competition and other economic factors. Intangible assets related to customer relationships, patents and franchise and other contracts have been amortized over their estimated useful lives of 7 to 20 years.

The aggregate amortization expense for identifiable intangible assets for the years ended March 31, 2009, 2010 and 2011 was ¥361 million, ¥251 million and ¥197 million ( $2,369 thousand), respectively.

The estimated amortization expense for the following years is as follows:

Millions of Yen
Year ending March 31,
2012	¥277
2013	277
2014	277
2015	264
2016	220

Restructuring and impairment charges	12 Months Ended
Mar. 31, 2011
Restructuring and impairment charges
Restructuring and impairment charges

8.    Restructuring and impairment charges

For the purpose of aiming to future growth under the changing business environment surrounding the Health & Fitness Segment, KONAMI recorded restructuring and impairment charges which primarily consisted of impairment charges for long-lived assets and identifiable intangible assets, closure costs related to the consolidation of overlapping and duplicated facilities at underperforming facilities. KONAMI completed the closure of the facilities in the year ended March 31, 2011.

The following table summarizes the restructuring and impairment charges recognized in the accompanying consolidated statement of income for the year ended March 31, 2009, 2010, and 2011:

	Millions of Yen			Thousands of U.S. dollars
	2009	2010	2011	2011
Impairment charges of long-lived assets	¥7,881	¥480	—	—
Impairment charge of identifiable intangible assets	1,857	451	—	—
Expenses related to closure of facilities	1,383	1,408	—	—

Total	¥11,121	¥2,339	—	—

Impairment charges for long-lived assets and intangible assets for the year ended March 31, 2009 and 2010 are more fully discussed in Note 6 and 7, respectively.

The following table presents the activities for liabilities with contract terminations related to closure of facilities for the year ended March 31, 2010 and 2011:

	Millions of Yen	Millions of Yen	Thousands of U.S. dollars
	2010	2011	2011
Balance at beginning of year	¥26	¥37	$445
Additional costs incurred	389	—	—
Cash disbursements	(378)	¥(37)	$(445)

Balance at end of year	¥37	—	—

Earthquake And Related Impairment Charges	12 Months Ended
Mar. 31, 2011
Earthquake And Related Impairment Charges Disclosure
Earthquake and related impairment charges

9.    Earthquake and related impairment charges

During the fiscal year ended March 31, 2011, KONAMI recorded certain losses and expenses related to the damage of certain facilities in Health & Fitness Segment caused by the Great East Japan Earthquake in March 2011.

The following table summarizes the losses and expenses recognized in the accompanying consolidated statement of income for the year ended March 31, 2011:

	Millions of Yen	Thousands of U.S. dollars
	2011	2011
Impairment charges of long-lived assets	¥2,253	$27,096
Impairment charge of identifiable intangible assets	1,900	22,850
Write-offs of damaged property and equipment	186	2,237
Others	116	1,395

Total	¥4,455	$53,578

Impairment charges for long-lived assets and intangible assets for the year ended March 31, 2011 are more fully discussed in Note 6 and 7, respectively.

Other Assets	12 Months Ended
Mar. 31, 2011
Other Assets
Other Assets

10.    Other Assets

Other assets at March 31, 2010 and 2011 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Capitalized computer software, net	¥5,081	¥3,905	$46,963
Investments in non-marketable securities	544	639	7,685
Other	4,844	4,895	58,869

Total other assets	¥10,469	¥9,439	$113,517

KONAMI acquired computer software for internal use of ¥1,871 million and ¥1,347 million ( $16,200 thousand) in fiscal years 2010 and 2011, respectively.

Capitalized computer software at March 31, 2010 and 2011 consisted of the following:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Capitalized computer software, at cost	¥21,071	¥22,428	$269,729
Less—Accumulated amortization	(15,990)	(18,523)	(222,766)

Capitalized computer software, net	¥5,081	¥3,905	$46,963

Amortization expense of computer software for the years ended March 31, 2009, 2010 and 2011 amounted to ¥3,731 million, ¥4,075 million and ¥3,637 million ( $43,730 thousand), respectively.

Estimated amortization expense of computer software for the following years is as follows:

Millions of Yen
Year ending March 31,
2012	1,599
2013	1,041
2014	722
2015	365
2016	178

Amortization expense of other intangible assets for the years ended March 31, 2009, 2010 and 2011 amounted to ¥565 million, ¥288 million and ¥122 million ( $1,467 thousand), respectively.

Short-term Borrowings and Long-term Debt	12 Months Ended
Mar. 31, 2011
Short-term Borrowings and Long-term Debt
Short-term Borrowings and Long-term Debt

11.    Short-term Borrowings and Long-term Debt

A summary of short-term borrowings at March 31, 2010 and 2011 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Unsecured short-term borrowings from banks	—	¥4,000	$48,106

Short-term borrowings	—	¥4,000	$48,106

Weighted-average interest rate on short-term borrowings was 0.61% at March 31, 2011. The interest rates ranged from 0.53% to 0.68% per annum at March 31, 2011. The above-mentioned short-term borrowings from banks included no loans denominated in foreign currencies.

A summary of long-term debt at March 31, 2010 and 2011 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Unsecured 1.51% per annum bonds due in September 2011	¥5,000	¥5,000	$60,132
Unsecured 1.61% per annum bonds due in September 2012	5,000	5,000	60,132
Unsecured 1.73% per annum bonds due in September 2013	5,000	5,000	60,132
Unsecured loans from banks due serially to 2011 with interest rates ranging from 0.87% to 1.03% per annum at March 31, 2010	204	—	—

Total long-term debt	15,204	15,000	180,396
Less: current portion	(204)	(5,000)	(60,132)

Long-term debt, non-current portion	¥15,000	¥10,000	$120,264

The Company issued unsecured bonds in the aggregate amount of ¥15,000 million in total on September 5, 2007. Unsecured long-term loans from banks included no loans denominated in foreign currencies at March 31, 2010. Additionally, the interest rates on those loans as of March 31, 2010 ranged from 0.87% to 1.03%, which was fully repaid in 2011. At March 31, 2010 and 2011, KONAMI did not have any assets that were pledged as collateral for any of the debt obligations.

The Company has committed lines of credit available for immediate borrowings amounting to ¥20,000 million ( $240,529 thousand) with certain financial institutions on November 7, 2006. KONAMI did not have any balance for the agreements as of March 31, 2010 and 2011. The aggregate commitment fee paid for such credit line agreements for the years ended March 31, 2010 and 2011 amounted both to ¥15 million ( $180 thousand).

The aggregate annual maturities of long-term debt outstanding at March 31, 2011 are as follows:

Millions of Yen
Year ending March 31,
2012	¥5,000
2013	5,000
2014	5,000

Leases	12 Months Ended
Mar. 31, 2011
Leases
Leases

12.    Leases

KONAMI is obligated under various capital leases and noncancelable operating leases which expire at various dates during the next 25 years.

For the year ended March 31, 2011, certain tools, furniture and fixtures were sold for ¥1,975 million ( $23,752 thousand) and leased back. The capital leases' contractual terms range from 3 to 7 years, and the rights of ownership are to be transferred when the contracts terminate. Regarding those sold and lease back contracts, there are no future commitments, obligations, provisions, or circumstances that require or result in the Company's continuing involvement.

At March 31, 2010 and 2011, the amounts of assets and related accumulated amortization included in property and equipment on the consolidated balance sheet recorded under capital leases were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Building and structures	¥21,918	¥20,118	$241,948
Tools, furniture and fixtures	5,159	4,822	57,992
Accumulated amortization	(7,569)	(12,178)	(146,458)

Net leased property	¥19,508	¥12,762	$153,482

Amortization of capitalized leases is included in depreciation expense.

Future minimum lease payments under capital leases and noncancelable operating leases as of March 31, 2011 are as follows:

	Millions of Yen
	Capital Leases	Operating Leases
Year ending March 31,
2012	¥3,496	¥9,420
2013	3,287	9,397
2014	2,839	9,314
2015	2,736	9,297
2016	2,582	9,149
2017 and thereafter	21,366	51,848

Total minimum lease payments	¥36,306	¥98,425

Less: amount representing interest (rates ranging from 1.250% to 9.362% per annum)	(9,007)

Present value of net minimum lease payments	27,299
Less: current portion	(1,783)

Non-current portion	¥25,516

Current and non-current portions of minimum leases payments for capital leases are included in current and non-current portions of long-term debt, respectively, in the accompanying consolidated balance sheets.

KONAMI occupies certain offices and lease equipment under cancelable lease arrangements. Rental expenses for all operating leases for the years ended March 31, 2009, 2010 and 2011 totaled ¥19,022 million, ¥18,763 million and ¥18,438 million ( $221,744 thousand), respectively, and were included in costs of products sold, costs of services rendered and selling, general and administrative expenses in the accompanying consolidated statements of income.

Asset Retirement Obligation	12 Months Ended
Mar. 31, 2011
Asset Retirement Obligation
Asset Retirement Obligation

13.    Asset Retirement Obligations

KONAMI has asset retirement obligations arising from the contractual requirements to perform certain asset retirement activities at the time that certain leasehold improvements relating primarily to the office and the health and fitness facilities are disposed of. The liability was initially measured at fair value and subsequently is adjusted for accretion expenses and changes in amount or timing of estimated cash flows. The corresponding asset retirement costs are capitalized as part of the carrying amount of related long-lived assets and depreciated over the assets' useful life.

The following table presents the activity for asset retirement obligations for the years ended March 31, 2010 and 2011:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Balance at beginning of year	¥3,803	¥3,384	$40,698
Accretion expense	82	83	998
Liabilities settled	(1,006)	(271)	(3,259)
Additional liabilities incurred	138	111	1,335
Changes in estimates, including timing	367	117	1,407

Balance at end of year	¥3,384	¥3,424	$41,179

Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes

14.    Income Taxes

The Company and its domestic subsidiaries are subject to national corporate tax of 30% and corporate inhabitant tax plus enterprise tax of approximately 10.9%, after considering the non-deductible expense to the corporation tax, which in the aggregate resulted in a statutory income tax rate of 40.9% for the years ended March 31, 2009, 2010 and 2011. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

In the fiscal year ended March 31, 2011, the Company and certain of its domestic subsidiaries applied for the consolidated tax return filing system of the national corporate taxes, and the application was approved by the national tax agency. The Company is starting to file the consolidated tax return from the fiscal year ending March 31, 2012. Accordingly, the Company evaluated the realizability of the national corporate tax portion of deferred tax assets as of March 31, 2011 based on the projected future taxable income of the consolidated tax filing group.

The income before income taxes and equity in the earnings (loss) of an affiliated company, and income tax expense (benefit) for the years ended March 31, 2009, 2010 and 2011 consisted of the following:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Income before income taxes and equity in income (loss) of an affiliated company:
Japan	¥17,764	¥11,507	¥8,756	$105,304
Foreign	6,955	5,615	10,326	124,185

Total	¥24,719	¥17,122	¥19,082	$229,489

Income taxes—Current:
Japan	¥14,812	¥5,446	¥5,413	$65,099
Foreign	714	1,731	1,906	22,922

Total	¥15,526	¥7,177	¥7,319	$88,021

Income taxes—Deferred:
Japan	¥(5,380)	¥(404)	¥(1,557)	$(18,725)
Foreign	569	(3,173)	639	7,685

Total	¥(4,811)	¥(3,577)	¥(918)	$(11,040)

The significant components of total income taxes for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Income taxes on continuing operations before equity in net income (loss) of an affiliated company and net income attributable to the noncontrolling interest	¥10,715	¥3,600	¥6,401	$76,981
Equity in net income (loss) of an affiliated company	(1,757)	11	(6)	(72)
Income tax expense (benefit) reported in other comprehensive income related to:
Net unrealized gains (losses) on available-for-sale securities	(40)	(6)	(33)	(397)
Pension liability adjustment	(238)	(40)	(122)	(1,467)

Total income taxes	¥8,680	¥3,565	¥6,240	$75,045

Reconciliations of the differences between the statutory income tax rates and the effective income tax rates are as follows:

	2009	2010	2011
Statutory income tax rate	40.9%	40.9%	40.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.5	2.7	1.8
Non-taxable income	(0.3)	(0.0)	(0.1)
Change in valuation allowance	(11.0)	(22.4)	1.5
Dividend of overseas subsidiaries	1.3	0.3	0.7
Adjustment of estimated income tax accruals	7.4	(0.4)	1.4
Unrecognized tax benefits	—	—	(4.3)
Tax credit	—	(1.4)	(5.4)
Other, net	3.5	1.3	(2.9)

Effective income tax rate	43.3%	21.0%	33.6%

The effects of temporary differences that give rise to deferred tax assets and liabilities at March 31, 2010 and 2011 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Deferred tax assets:
Accrued enterprise taxes	¥622	¥632	$7,601
Accrued expenses	2,987	3,399	40,878
Accrued pension and severance costs	1,400	1,443	17,354
Allowance for doubtful accounts	55	372	4,474
Inventories	15,804	17,984	216,284
Net operating loss carryforwards	5,865	16,758	201,539
Property and equipment basis differences	3,577	4,418	53,133
Asset retirement obligations	1,381	1,372	16,500
Deferred revenue	988	416	5,003
Investments in affiliate	1,522	1,547	18,605
Other	2,763	3,661	44,029

Gross deferred tax assets	36,964	52,002	625,400
Less valuation allowance	(1,279)	(12,275)	(147,625)

Total deferred tax assets	35,685	39,727	477,775
Deferred tax liabilities:
Intangible assets	(14,375)	(17,075)	(205,352)
Investments in subsidiaries	—	(1,040)	(12,507)
Other	(1,425)	(1,312)	(15,779)

Gross deferred tax liabilities	(15,800)	(19,427)	(233,638)

Net deferred tax assets	¥19,885	¥20,300	$244,137

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods which the deferred tax assets are deductible, management believes it is more likely than not that KONAMI will realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2011.

The net change in the total valuation allowance for the years ended March 31, 2009, 2010 and 2011 was a decrease of ¥2,715 million and ¥4,448 million and an increase of ¥10,996 million ( $132,243 thousand), respectively. The increase in the valuation allowance for the years ended March 31, 2011 mainly resulted from the acquisition of TAKASAGO, where valuation allowance for its existing net operating loss carryforwards was provided at the acquisition date.

Net deferred tax assets were included in the accompanying consolidated balance sheets as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Current assets:
Deferred income taxes, net	¥20,669	¥23,239	$279,483
Investments and other assets:
Deferred income taxes, net	3,531	2,934	35,286
Current liabilities:
Other current liabilities, net	(153)	(370)	(4,451)
Long-term liabilities:
Deferred income taxes, net	(4,162)	(5,503)	(66,181)

Net deferred tax assets	¥19,885	¥20,300	$244,137

At March 31, 2011, KONAMI had operating loss carryforwards aggregating approximately ¥40,973 million ( $492,760 thousand), which will expire as follows:

Millions of Yen
Year ending March 31
2012	¥91
2013	3,091
2014	5,979
2015	5,702
2016	8,844
2017	13,343
2018 and thereafter	3,923

Total	¥40,973

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Balance at beginning of year	¥706	¥706	¥706	$8,491
Settlements with taxing authorities	—	—	¥(706)	$(8,491)

Balance at end of year	¥706	¥706	—	—

For the year ended March 31, 2011, KONAMI recognized the total amount of unrecognized tax benefits of ¥706 million ( $8,491 thousand) based on its estimate of the outcome of the underlying tax position.

Although KONAMI believes its estimates and assumptions of unrecognized tax benefits are reasonable, given the uncertainty regarding when tax authorities will complete their examinations, the items subject to their examinations and the possible outcomes of their examinations, an accurate estimate of significant increases or decreases that may occur within the next twelve months cannot be made March 31, 2011.

KONAMI recognizes interest and penalties related to unrecognized tax benefits in income taxes in the consolidated statements of income. Both the amount of interest and penalties in the consolidated balance sheets accrued as of March 31, 2010 and 2011, and the amount of interest and penalties included in income taxes in the consolidated statements of income for the years ended March 31, 2010 and 2011 are not material.

KONAMI files its income tax returns in various tax jurisdictions. KONAMI is no longer subject to tax examinations by the respective local tax authorities for fiscal years prior to the year ended March 31, 2004 for Europe, fiscal years prior to the year ended March 31, 2005 for North America and Australia, and fiscal years prior to the year ended March 31, 2008 for Japan.

Severance and Retirement Plans	12 Months Ended
Mar. 31, 2011
Severance and Retirement Plans
Severance and Retirement Plans

15.    Severance and Retirement Plans

The Company and its domestic subsidiaries have defined benefit severance and retirement plans covering their employees. The plans provide, under most circumstances, retirement benefits and lump-sum severance payments to the employees that are determined by reference to their rates of pay at the time of termination, years of service and certain other factors. All employees may choose either to remain in the defined benefit plans or to withdraw from the plans and enroll under such system as receiving all compensation during their employment. For those under the fixed annual compensation system, separate severance and retirement benefits are not to be paid upon their termination or retirement.

KONAMI recognizes the funded status of a benefit plan (measured as the difference between plan assets at fair value and the benefit obligation) in the consolidated balance sheets and recorded the adjustments, after considering tax effect, as a component of accumulated other comprehensive income (loss). The adjustments made to accumulated other comprehensive income (loss) represent actuarial (gain) loss and unamortized prior service cost.

Also, the Company and certain of its domestic subsidiaries terminated the benefit severance and retirement plans, resulting in a settlement gain of ¥103 million ( $1,239 thousand) for the year ended March 31, 2011.

The reconciliation of beginning and ending balances of the benefit obligations of the Company and its domestic subsidiaries' plans are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Change in benefit obligation:
Benefit obligation, beginning of year	¥3,524	¥3,902	$46,926
Service cost	210	254	3,055
Interest cost	25	33	397
Actuarial loss	228	25	301
Benefits paid	(85)	(167)	(2,008)
Settlement	—	(801)	(9,633)

Benefit obligation, end of year	¥3,902	¥3,246	$39,038

Change in plan assets:
Fair value of plan assets, beginning of year	¥1,922	¥2,237	$26,903
Actual return on plan assets	161	(49)	(589)
Employer contribution	207	199	2,393
Benefits paid	(53)	(74)	(890)
Pension assets refunding cost	—	(3)	(36)
Settlement	—	(907)	(10,908)

Fair value of plan assets, end of year	¥2,237	¥1,403	$16,873

Under funded status	¥(1,665)	¥(1,843)	$(22,165)

Amounts recognized in the consolidated balance sheets consist of:
Other assets	¥134	—	—
Other current liabilities	(34)	(34)	(409)
Accrued pension and severance costs	(1,765)	(1,809)	(21,756)

Net amount recognized	¥(1,665)	¥(1,843)	$(22,165)

Recognized accumulated other comprehensive income (loss) at March 31, 2010 and 2011 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Actuarial net loss	¥(158)	¥(335)	$(4,029)

	¥(158)	¥(335)	$(4,029)

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	¥3,101	¥3,246	$39,038
Accumulated benefit obligation	2,899	3,048	36,657
Fair value of plan assets	1,302	1,403	16,873

The measurement date used to determine pension benefit obligations for all the pension plans was March 31. The accumulated benefit obligations for the defined benefit plans were ¥3,699 million and ¥3,048 million ( $36,657 thousand) at March 31, 2010 and 2011, respectively.

Net periodic cost of the Company and its domestic subsidiaries' plans for the years ended March 31, 2009, 2010 and 2011 included the following components:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Service cost—benefits earned during the year	¥204	¥210	¥254	$3,055
Interest cost on projected benefit obligation	25	25	33	397
Expected return on plan assets	(41)	(38)	(26)	(313)
Recognized actuarial gain	(136)	(27)	20	241
Amortization of prior service cost	(39)	—	—	—
Settlement gain	—	—	(103)	(1,239)

Net periodic cost	¥13	¥170	¥178	$2,141

Estimated amortization for actuarial loss for the year ending March 31, 2012 is as follows:

	Millions of Yen	Thousands of U.S. Dollars
Actuarial net loss	¥35	$421

Weighted-average assumptions used to determine projected benefit obligations at March 31, 2010 and 2011 were as follows:

	2010	2011
Weighted-average assumptions:
Discount rate	0.9%	0.9%
Assumed rate of increase in future compensation levels	1.8%	1.5%

Weighted-average assumptions used to determine net periodic cost for the years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
Weighted-average assumptions:
Discount rate	1.3%	1.1%	0.9%
Assumed rate of increase in future compensation levels	1.9%	1.9%	1.8%
Expected long-term rate of return on plan assets	2.0%	2.0%	2.0%

The Company and its domestic subsidiaries determine the expected long-term rate of return on plan assets of the various assets categories in which they invest. KONAMI considers the current expectations for future returns and the actual historical returns of each plan asset category.

The Company and its domestic subsidiaries' investment goals for the pension benefit plans are to ensure adequate plan assets to provide future payments of pension benefits to eligible participants. The Company and its domestic subsidiaries address diversification by the use of domestic and foreign equity securities and domestic and foreign debt securities in order to secure stable return on plan assets subject to specific risk management policies. The Company and its domestic subsidiaries evaluate the difference between expected return based on expected long-term rate of return on plan assets and actual return on invested plan assets on an annual basis. The Company and its domestic subsidiaries will revise the asset allocation if the evaluation requires a revision of its formulation of asset allocation.

The Company and its domestic subsidiaries' plan assets consist of three major components: approximately 40% is invested in equity securities, approximately 30% is invested in debt securities, and approximately 30% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

The equity securities for pooled funds are selected primarily from stocks that are listed on the securities exchanges. In making investment decisions, the Company and its domestic subsidiaries had examined the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities for pooled funds are selected primarily from government bonds, public debt instruments, and corporate bonds. In making investment decisions, the Company and its domestic subsidiaries had examined the quality of the issue, including rating, interest rate, and repayment dates, and appropriately diversified the investments. In regard to investments in life insurance company general accounts, the contracts with the insurance companies guarantee a certain amount of interest rate and return of capital.

The fair values of the Company and its domestic subsidiaries' plan assets at March 31, 2010 and 2011, by asset category, for which the three levels of input used to measure fair value are more fully described in Note 20, are as follows:

	Millions of Yen
Year Ended March 31, 2010	Level 1	Level 2	Level 3	Total
Plan assets
Equity securities:
Pooled funds	—	¥688	—	¥688
Debt securities:
Pooled funds	—	664	—	664
Other investments:
Life insurance company general accounts	—	809	—	809
Others	—	76	—	76

Total plan assets	—	¥2,237	—	¥2,237

As of March 31, 2010, the Company and its domestic subsidiaries did not have any Level 1 and 3 plan assets.

Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Investments in life insurance company general accounts are valued at conversion value.

Pooled funds investing in the equity securities consist of approximately 65% Japanese companies and 35% foreign companies. Pooled funds investing in the debt securities consist of approximately 54% Japanese government bonds, 23% foreign government bonds, 22% Japanese public debt instruments and corporate bonds, and 1% foreign public debt instruments and corporate bonds.

	Millions of Yen
Year Ended March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Equity securities:
Pooled funds	—	¥541	—	¥541
Debt securities:
Pooled funds	—	392	—	392
Other investments:
Life insurance company general accounts	—	435	—	435
Others	—	35	—	35

Total plan assets	—	¥1,403	—	¥1,403

	Thousands of U.S. Dollars
Year Ended March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Equity securities:
Pooled funds	—	$6,506	—	$6,506
Debt securities:
Pooled funds	—	4,714	—	4,714
Other investments:
Life insurance company general accounts	—	5,232	—	5,232
Others	—	421	—	421

Total plan assets	—	$16,873	—	$16,873

As of March 31, 2011, the Company and its domestic subsidiaries did not have any Level 1 and 3 plan assets.

Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Investments in life insurance company general accounts are valued at conversion value.

Pooled funds investing in the equity securities consist of approximately 56% Japanese companies and 44% foreign companies. Pooled funds investing in the debt securities consist of approximately 53% Japanese government bonds, 20% foreign government bonds, 26% Japanese public debt instruments and corporate bonds, and 1% foreign public debt instruments and corporate bonds.

The Company and its domestic subsidiaries have participated in the welfare pension fund for a multi-employer contributory plan. KONAMI's contributions to the plan amounted to ¥887 million, ¥985million and ¥809 million ( $9,729 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively, and were recorded as costs and expenses in the consolidated statements of income.

The Company and its domestic subsidiaries expect to contribute ¥191 million ( $2,297 thousand) and ¥806 million ( $9,693 thousand) to its domestic defined benefit plan and multi-employer contributory plan, respectively, in the year ending March 31, 2012.

Future estimated pension benefit payments, using the defined benefit plan for the Company and its domestic subsidiaries are as follows:

Millions of Yen
Year ending March 31
2012	¥213
2013	209
2014	213
2015	212
2016	230
2017-2019	1,112

The Company has accrued the liability for retirement benefits for their directors and corporate auditors in the amount of ¥1,096 million and ¥1,123 ( $13,506 thousand) at March 31, 2010 and 2011, respectively, which is included in accrued pension and severance costs in the accompanying consolidated balance sheets.

Stockholders' Equity	12 Months Ended
Mar. 31, 2011
Stockholders' Equity
Stockholders' Equity

16.    Stockholders' Equity

Dividends

Under the Japanese Corporate Law (the "Law"), the amount available for dividends is based on retained earnings as recorded on the books of the Company maintained in conformity with Japanese GAAP. At March 31, 2011, retained earnings available for dividends determined in accordance with Japanese GAAP recorded on the Company's books of account were ¥79,694 million ( $958,437 thousand).

The Law provides that an amount equal to at least 10% of the aggregate amount of cash dividends of retained earnings associated with cash outlays shall be appropriated as a legal reserve until such reserve and additional paid-in-capital equals 25% of common stock.

Treasury Stock Transactions

The following table summarizes treasury stock activities for the years ended March 31, 2010 and 2011:

	Change in Treasury stock
	Shares	Millions of yen
Balance at March 31, 2009	10,038,498	¥23,186
Acquisition through purchase of odd-lot shares	1,684	3
Sell upon request for purchase of odd-lot shares	(846)	(2)

Balance at March 31, 2010	10,039,336	¥23,187
Acquisition through purchase of odd-lot shares	3,716	6
Sell upon request for purchase of odd-lot shares	(3,222)	(7)
Issuance in stock exchanges	(2,735,853)	(6,319)
Repurchase of shares from shareholders dissenting to the share exchange	55,000	95
Acquisition through purchase off odd-lot shares	52	0

Balance at March 31, 2011	7,359,029	¥16,962

Change in Treasury stock
Thousands of U.S. Dollars
Balance at March 31, 2010	$278,857
Acquisition through purchase of odd-lot shares	72
Sell upon request for purchase of odd-lot shares	(84)
Issuance in stock exchanges	(75,994)
Repurchase of shares from shareholders dissenting to the share exchange	1,142
Acquisition through purchase off odd-lot shares	0

Balance at March 31, 2011	$203,993

Stock-based Compensation Plan

The Company and its domestic consolidated subsidiaries maintained certain stock-based compensation plans for grant of stock subscription rights to their directors and employees. Under these plans, the number of common shares issuable was adjusted for stock splits, reverse stock splits and certain other recapitalizations.

KONAMI's stock option awards generally vested based on 2 to 4 years of continuous service and had 5-year contractual terms. These awards gradually vested through the period of service rendered and therefore compensation cost was recognized over the period, in which employees are required to provide service. The compensation cost recognized for the years ended March 31, 2009, 2010 and 2011 were ¥12 million, nil and nil, respectively.

All the stock subscription rights granted KONAMI's stock-based compensation plans expired at June 30, 2009.

Aggregate intrinsic value of options exercised were ¥1 million, nil and nil for the years ended March 31, 2009, 2010 and 2011, respectively.

Aggregate fair value of shares vested for the years ended March 31, 2009, 2010 and 2011 were ¥229 million, nil and nil, respectively.

Cash received from the exercise of stock options were nil for the years ended March 31, 2010 and 2011, respectively.

KONAMI had a policy for issuing its treasury stock to satisfy option exercises.

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2011
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

17.    Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) at March 31, 2009, 2010 and 2011 were as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Foreign currency translation adjustments, net of tax:
Balance, beginning of year	¥2,267	¥189	¥(18)	$(212)
Aggregate adjustment for the year resulting from translation of foreign currency financial statements	(2,078)	(207)	(2,140)	(25,741)

Balance, end of year	¥189	¥(18)	¥(2,158)	$(25,953)

Net unrealized gains (losses) on available-for-sale securities, net of tax:
Balance, beginning of year	¥68	¥9	¥1	$6
Net change	(59)	(8)	(55)	(655)

Balance, end of year	¥9	¥1	¥(54)	$(649)

Adjustment on retirement benefits, net of tax:
Balance, beginning of year	¥244	¥(100)	¥(158)	$(1,898)
Net change	(344)	(58)	(177)	(2,131)

Balance, end of year	¥(100)	¥(158)	¥(335)	$(4,029)

Total accumulated other comprehensive income (loss), net of tax:
Balance, beginning of year	¥2,579	¥98	¥(175)	$(2,104)
Adjustments for the year	(2,481)	(273)	(2,372)	(28,527)

Balance, end of year	¥98	¥(175)	¥(2,547)	$(30,631)

Tax effects allocated to each component of other comprehensive income (loss) and adjustments are as follows:

	Millions of Yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2009
Foreign currency translation adjustments	¥(2,078)	—	¥(2,078)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(99)	¥40	(59)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(99)	40	(59)

Pension liability adjustment:
Net loss arising during the year	(407)	166	(241)
Less: amortization of net gain	(136)	56	(80)

Net loss	(543)	222	(321)
Amortization of prior service cost	(39)	16	(23)

Pension liability adjustments, net	(582)	238	(344)

Other comprehensive loss	¥(2,759)	¥278	¥(2,481)

2010
Foreign currency translation adjustments	¥(207)	—	¥(207)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(199)	¥81	(118)
Less: reclassification adjustment for gains included in net income	185	(75)	110

Net unrealized losses	(14)	6	(8)

Pension liability adjustment:
Net loss arising during the year	(71)	29	(42)
Less: amortization of net gain	(27)	11	(16)

Net loss	(98)	40	(58)

Pension liability adjustments, net	(98)	40	(58)
Other comprehensive loss	¥(319)	¥46	¥(273)

2011
Foreign currency translation adjustments	¥(2,140)	—	¥(2,140)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(88)	¥33	(55)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(88)	33	(55)

Pension liability adjustment:
Net loss arising during the year	(318)	130	(188)
Less: amortization of net gain	19	(8)	11

Pension liability adjustments, net	(299)	122	(177)

Other comprehensive loss	¥(2,527)	¥155	¥(2,372)

	Thousands of U.S. Dollars
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2011
Foreign currency translation adjustments	$(25,741)	—	$(25,741)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(1,052)	$397	(655)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(1,052)	397	(655)

Pension liability adjustment:
Net loss arising during the year	(3,812)	1,549	(2,263)
Less: amortization of net gain	216	(84)	132

Pension liability adjustments, net	(3,596)	1,465	(2,131)

Other comprehensive loss	$(30,389)	$1,862	$(28,527)

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

18.    Derivative Financial Instruments

KONAMI uses foreign exchange forward contracts with terms ranging from 3 to 6 months to reduce its exposure to short-term movements in the exchange rates applicable to firm funding commitments denominated in currencies other than Japanese yen. KONAMI does not hold derivative financial instruments for trading purposes.

The location and fair value amounts of derivative instruments reported in the consolidated statement of financial position as of March 31, 2010 and 2011 were as follows:

	Millions of Yen
	Asset derivatives				Liability derivatives
	2010		2011		2010		2011
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	—	—	—	—	Other current liabilities	¥5

Total derivatives		—		—		—		¥5

The aggregate notional amount of forward exchange contracts at March 31, 2011 is ¥171 million ( $2,057 thousand).

	Thousands of U.S. Dollars
	Asset derivatives		Liability derivatives
	2011		2011
	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	Other current liabilities	$60

Total derivatives				$60

KONAMI does not designate the foreign exchange forward contracts as hedges. The gain or loss recognized in earnings on derivatives for the three months ended March 31, 2010 and for the year ended March 31, 2011 were as follows:

	Location of gain or loss recognized in Income on Derivative	For the three months ended March 31, 2010	For the year ended March 31, 2011
		Millions of Yen	Millions of Yen	Thousands of U.S. Dollars
Derivatives not designated as hedging instruments:
Forward exchange contracts	Foreign currency exchange gain (loss), net	¥137	¥155	$1,864

Total		¥137	¥155	$1,864

Foreign exchange net gain or losses, including those on these forward exchange contracts, for the years ended March 31, 2009, 2010 and 2011 were loss of ¥1,641 million, gain of ¥67 million and loss of ¥342 million ( $4,113 thousand), respectively. Effects of exchange rate changes subsequent to March 31, 2011 on fair value of those forward exchange contracts have not been significant as of the reporting date.

Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

19.    Fair Value of Financial Instruments

Cash and cash equivalents, Trade notes and accounts receivable, Trade notes and accounts payable, Accrued expenses, and Short-term borrowings

The carrying amount approximates fair value because of the short maturity of these instruments.

Investments in marketable securities

The fair values of KONAMI's investments in marketable securities are based on quoted market prices.

Investments in non-marketable securities

For investments in non-marketable securities for which there are no quoted market prices, a reasonable estimate of fair value could not be made without incurring excessive costs. It was not practicable to estimate the fair value of common stock representing certain untraded companies. These investments are carried at cost.

Long-term debt

The fair values of KONAMI's long-term debt instruments are based on the quoted price in the most active market or the present value of future cash flows associated with each instrument discounted using the Company's current borrowing rate for similar debt instruments of comparable maturity.

Derivative financial instruments

The fair values of derivative financial instruments, consisting principally of foreign exchange forward contracts, all of which are used for purposes other than trading, are estimated by obtaining quotes from brokers.

The estimated fair values of KONAMI's financial instruments at March 31, 2010 and 2011 are as follows:

	Millions of Yen				Thousands of U.S. Dollars
	2010		2011		2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Non-derivatives:
Investments in marketable securities	¥226	¥226	¥140	¥140	$1,684	$1,684
Long-term debt, including current installments	(15,204)	(15,103)	(15,000)	(14,898)	(180,396)	(179,170)
Derivatives:
Foreign exchange forward contracts:
Assets	—	—	—	—	—	—
Liabilities	—	—	5	5	60	60

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair Value Measurements	12 Months Ended
Mar. 31, 2011
Fair Value Measurements
Fair Value Measurements

20.    Fair Value Measurements

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and requires that assets and liabilities carried at fair value are classified and disclosed in the following three categories:

Level 1 —	Quoted prices for identical assets or liabilities in active markets

Level 2 —	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets

Level 3 —	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable

Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2010 and 2011, our assets and liabilities measured at fair value on a recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements.

	Millions of Yen
Year ended March 31, 2010	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥226	—	—	¥226

Total assets	¥226	—	—	¥226

Liabilities:
Derivatives	—	—	—	—

Total liabilities	—	—	—	—

	Millions of Yen
Year ended March 31, 2011	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥140	—	—	¥140

Total assets	¥140	—	—	¥140

Liabilities:
Derivatives	—	¥5	—	¥5

Total liabilities	—	¥5	—	¥5

	Thousands of U.S. Dollars
Year ended March 31, 2011	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$1,684	—	—	$1,684

Total assets	$1,684	—	—	$1,684

Liabilities:
Derivatives	—	$60	—	$60

Total liabilities	—	$60	—	$60

Level 1 investments are comprised solely of available-for-sale securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Derivative financial instruments are comprised of foreign exchange forward contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates.

As of March 31, 2010 and 2011, KONAMI did not have any Level 3 financial instruments that were measured and recorded at fair value on a recurring basis.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

As of March 31, 2010 and 2011, our assets and liabilities measured at fair value on a non-recurring basis are summarized in the following table by the type of inputs applicable to the fair value measurements.

	Millions of Yen
Year ended March 31, 2010	Carrying value	Level 1	Level 2	Level 3	Total gains or losses
Non-financial assets:
Property and equipments, net	—	—	—	—	¥(480)
Identifiable intangible assets	—	—	—	—	(451)

Total non-financial assets	—	—	—	—	¥(931)

During the year ended March 31, 2010, KONAMI wrote down the carrying value of the long-lived assets amounted to ¥480 million to their fair value nil, and KONAMI classified them as Level 3, whose fair value was valued with inputs to be unobservable including our business plan. As a result, KONAMI recorded impairment losses of ¥480 million for property and equipment, and those losses were included in the accompanying consolidated statements of income for the year ended March 31, 2010.

During the year ended March 31, 2010, KONAMI concluded the fair value of certain indefinite lived intangible assets was lower than their carrying value. Consequently, the carrying value of the assets was written down to their fair value nil, and KONAMI classified them as Level 3, whose fair value was valued with inputs to be unobservable including our business plan. As a result, KONAMI recorded an aggregate impairment loss of ¥451 million for identifiable intangible assets, and the loss was included in the accompanying consolidated statements of income for the year ended March 31, 2010.

Impairment losses for long-lived assets and intangible assets are more fully discussed in Notes 6 and 7, respectively.

	Millions of Yen
Year ended March 31, 2011	Carrying value	Level 1	Level 2	Level 3	Total gains or losses
Non-financial assets:
Property and equipment, net	¥1,103	—	—	¥1,103	¥(2,253)
Identifiable intangible assets	31,583	—	—	31,583	(1,900)

Total non-financial assets	¥32,686	—	—	¥32,686	¥(4,153)

	Thousands of U.S. Dollars
Year ended March 31, 2011	Carrying value	Level 1	Level 2	Level 3	Total gains or losses
Non-financial assets:
Property and equipment, net	$13,265	—	—	$13,265	$(27,096)
Identifiable intangible assets	379,832	—	—	379,832	(22,850)

Total non-financial assets	$393,097	—	—	$393,097	$(49,946)

During the year ended March 31, 2011, KONAMI wrote down the carrying value of the long-lived assets amounted to ¥3,356 million ( $40,361 thousand) to their fair value amount of ¥1,103 million ( $13,265 thousand), and classified them as Level 3, whose fair value was valued with inputs to be unobservable including our business plan. As a result, KONAMI recorded impairment losses of ¥2,253 million ( $27,096 thousand) for property and equipment, and those losses were included in the accompanying consolidated statements of income for the year ended March 31, 2011.

During the year ended March 31, 2011, KONAMI concluded the fair value of certain indefinite lived intangible assets was lower than their carrying value. Consequently, the carrying value of the assets was written down to their fair value of ¥31,583 million ( $379,832 thousand), and classified them as Level 3, whose fair value was valued with inputs to be unobservable including our business plan. As a result, KONAMI recorded an aggregate impairment loss of ¥1,900 million ( $22,850 thousand) for identifiable intangible assets, and the loss was included in the accompanying consolidated statements of income for the year ended March 31, 2011.

Impairment losses for long-lived assets and intangible assets are more fully discussed in Notes 6 and 7, respectively.

Related Party Transactions	12 Months Ended
Mar. 31, 2011
Related Party Transactions
Related Party Transactions

21.    Related Party Transactions

During the fiscal year ended March 31, 2011, Konami Real Estate, Inc., a consolidated subsidiary, acquired certain fixed assets from ROKUROKUSOU LLC where Takuya Kozuki, a director of KONAMI CORPORATION, is the representative, for ¥1,336 million ( $16,067 thousand). The acquisition price was determined based on the third party appraisal.

During the fiscal year ended March 31, 2011, Konami Real Estate, Inc., a consolidated subsidiary, acquired certain fixed assets from Kozuki Capital Corporation for ¥685 million ( $8,238 thousand). Kozuki Capital Corporation is a company owned by a key management personnel of the Company and his immediate family members. The acquisition price was determined based on the third party appraisal.

Supplemental Disclosures to Consolidated Statements of Cash Flows	12 Months Ended
Mar. 31, 2011
Supplemental Disclosures to Consolidated Statements of Cash Flows
Supplemental Disclosures to Consolidated Statements of Cash Flows

22.    Supplemental Disclosures to Consolidated Statements of Cash Flows

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Cash paid during the year for:
Interest, excluding interest capitalized	¥1,447	¥1,545	¥1,515	$18,220
Income taxes	17,722	9,641	6,654	80,024
Acquisitions of new subsidiaries:
Fair value of assets acquired	—	—	15,733	189,212
Liabilities assumed	—	—	(9,178)	(110,379)
Goodwill	—	—	30	361
Gain on bargain purchase	—	—	(2,543)	(30,583)
Treasury stock	—	—	(4,721)	(56,777)
Cash paid, net of cash acquired	—	—	(679)	(8,166)
Property acquired under capital leases during the year	6,116	4,371	2,851	34,287
Recognition of tangible fixed assets due to asset retirement obligations	743	505	228	2,742

Segment Information	12 Months Ended
Mar. 31, 2011
Segment Information
Segment Information

23.    Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The operating segments are managed separately as each segment represents a strategic business unit that offers different products and serves different markets. KONAMI operates on a worldwide basis principally with the following four business segments:

1. Digital Entertainment:	Production, manufacture and sale of digital content and related products including Social games, Online games, Computer & Video Games, Amusement and Card Games.
2. Gaming & Systems:	Development, manufacture, sale and service of gaming machines and the Casino Management System for overseas markets.
3. Pachinko & Pachinko Slot Machines:	Production, manufacture and sale of pachinko slot machines and LCDs units for pachinko machines.
4. Health & Fitness:	Operation of health and fitness clubs, and production, manufacture and sale of health and fitness related goods.

Notes:

1.	"Corporate" primarily consists of administrative expenses of the Company.
2.	"Eliminations" primarily consists of eliminations of intercompany sales and of intercompany profits on inventories.
3.	Segment income (loss) is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses). Expenses not directly associated with specific segments are allocated in a consistent manner which we believe is reasonable.
4.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated in a consistent manner which we believe is reasonable.
5.	Intersegment sales and revenues are generally recorded at values that represent arm's-length fair value.
6.	From the year ended March 31, 2011, we separately present Pachinko & Pachinko Slot Machines Segment which was included in "other" segment in the prior years, due to its increasing significance. Segment information for the years ended March 31, 2010 and 2009 have been revised to reflect the new basis of segmentation for all periods presented.

The following table presents segment revenue, segment operating income (loss), segment assets, segment depreciation and amortization and segment capital expenditures information. This information is derived from KONAMI's management reports which have been prepared based on U.S. GAAP.

a.    Segment information

(1) Revenue and operating income (loss)

	(Millions of Yen)
Year ended March 31, 2009	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥187,308	¥18,336	¥14,425	¥89,702	—	¥309,771
Intersegment	320	—	2	263	¥(585)	—

Total	187,628	18,336	14,427	89,965	(585)	309,771
Operating expenses	146,076	14,889	14,762	98,235	8,448	282,410

Operating income (loss)	¥41,552	¥3,447	¥(335)	¥(8,270)	¥(9,033)	¥27,361

	(Millions of Yen)
Year ended March 31, 2010	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥142,239	¥19,996	¥14,429	¥85,480	—	¥262,144
Intersegment	411	—	—	285	¥(696)	—

Total	142,650	19,996	14,429	85,765	(696)	262,144
Operating expenses	121,167	15,323	11,577	87,687	7,726	243,480

Operating income (loss)	¥21,483	¥4,673	¥2,852	¥(1,922)	¥(8,422)	¥18,664

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	¥132,474	¥21,868	¥17,985	¥85,661	—	¥257,988
Intersegment	650	—	2	250	¥(902)	—

Total	133,124	21,868	17,987	85,911	(902)	257,988
Operating expenses	116,099	15,420	11,788	88,456	5,434	237,197

Operating income (loss)	¥17,025	¥6,448	¥6,199	¥(2,545)	¥(6,336)	¥20,791

	(Thousands of U.S. Dollars)
Year ended March 31, 2011	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Net revenues:
External Customers	$1,593,193	$262,995	$216,296	$1,030,198	—	$3,102,682
Intersegment	7,817	—	24	3,007	$(10,848)	—

Total	1,601,010	262,995	216,320	1,033,205	(10,848)	3,102,682
Operating expenses	1,396,260	185,448	141,768	1,063,812	65,352	2,852,640

Operating income (loss)	$204,750	$77,547	$74,552	$(30,607)	$(76,200)	$250,042

As further described in Note 8, non-cash restructuring and impairment charges of ¥11,095 million and ¥1,950 million were included in the operating expenses of the Health & Fitness Segment for the years ended March 31, 2009 and 2010, respectively.

As further described in Note 9, non-cash earthquake and related impairment charges of ¥4,358 million ( $52,411 thousand) and ¥71 million ( $854 thousand) were included in the operating expenses of the Health & Fitness Segment and Pachinko & Pachinko Slot Machines Segment, respectively, for the year ended March 31, 2011. In addition, gain on bargain purchase of ¥2,543 million ( $30,583 thousand) was included in the operating expenses of Pachinko & Pachinko Slot Machines Segment.

(2) Segment assets, depreciation and amortization and capital expenditures

	(Millions of Yen)
Year ended March 31, 2009	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Assets	¥133,210	¥12,447	¥9,791	¥104,520	¥41,702	¥301,670
Depreciation and amortization	3,280	959	271	4,793	4,428	13,731
Capital expenditures	1,659	1,310	139	1,591	2,113	6,812

	(Millions of Yen)
Year ended March 31, 2010	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Assets	¥133,973	¥14,049	¥5,963	¥107,523	¥36,690	¥298,198
Depreciation and amortization	2,907	732	138	4,894	4,228	12,899
Capital expenditures	1,523	976	100	4,803	560	7,962

	(Millions of Yen)
Year ended March 31, 2011	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Assets	¥144,383	¥16,151	¥25,005	¥100,098	¥28,254	¥313,891
Depreciation and amortization	3,120	1,013	174	5,243	2,838	12,388
Capital expenditures	1,221	1,705	208	2,819	2,312	8,265

	(Thousands of U.S. Dollars)
Year ended March 31, 2011	Digital Entertainment	Gaming & Systems	Pachinko & Pachinko Slot Machines	Health & Fitness	Corporate and Eliminations	Consolidated
Assets	$1,736,416	$194,239	$300,722	$1,203,824	$339,796	$3,774,997
Depreciation and amortization	37,523	12,183	2,093	63,055	34,130	148,984
Capital expenditures	14,684	20,505	2,502	33,903	27,805	99,399

Corporate and eliminations primarily consist of eliminations of intercompany profits on inventories and assets for corporate headquarters, which primarily consist of cash and financial assets.

Capital expenditures include expenditures for acquisitions of tangible and intangible long-lived assets used in operations of each segment and are stated on an accrual basis.

b.    Geographic information

	(Millions of Yen)
Year ended March 31, 2009	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥223,662	¥44,051	¥37,216	¥4,842	¥309,771	—	¥309,771
Intersegment	24,762	4,266	96	596	29,720	¥(29,720)	—

Total	248,424	48,317	37,312	5,438	339,491	(29,720)	309,771
Operating expenses	229,411	43,779	33,158	5,784	312,132	(29,722)	282,410

Operating income (loss)	¥19,013	¥4,538	¥4,154	¥(346)	¥27,359	¥2	¥27,361

Property and equipment, net	¥57,951	¥2,238	¥112	¥251	¥60,552	—	¥60,552

	(Millions of Yen)
Year ended March 31, 2010	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥198,500	¥33,743	¥23,682	¥6,219	¥262,144	—	¥262,144
Intersegment	14,272	3,805	89	669	18,835	¥(18,835)	—

Total	212,772	37,548	23,771	6,888	280,979	(18,835)	262,144
Operating expenses	199,427	33,845	22,598	6,560	262,430	(18,950)	243,480

Operating income (loss)	¥13,345	¥3,703	¥1,173	¥328	¥18,549	¥115	¥18,664

Property and equipment, net	¥60,345	¥1,739	¥93	¥257	¥62,434	—	¥62,434

	(Millions of Yen)
Year ended March 31, 2011	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	¥194,431	¥36,870	¥19,525	¥7,162	¥257,988	—	¥257,988
Intersegment	17,368	1,837	1,661	710	21,576	¥(21,576)	—

Total	211,799	38,707	21,186	7,872	279,564	(21,576)	257,988
Operating expenses	201,244	32,144	18,670	6,687	258,745	(21,548)	237,197

Operating income (loss)	¥10,555	¥6,563	¥2,516	¥1,185	¥20,819	¥(28)	¥20,791

Property and equipment, net	¥56,742	¥2,460	¥77	¥229	¥59,508	—	¥59,508

	(Thousands of U.S. Dollars)
Year ended March 31, 2011	Japan	United States	Europe	Asia/ Oceania	Total	Eliminations	Consolidated
Net revenues:
External Customers	$2,338,316	$443,416	$234,817	$86,133	$3,102,682	—	$3,102,682
Intersegment	208,875	22,093	19,976	8,539	259,483	$(259,483)	—

Total	2,547,191	465,509	254,793	94,672	3,362,165	(259,483)	3,102,682
Operating expenses	2,420,253	386,578	224,534	80,421	3,111,786	(259,146)	2,852,640

Operating income (loss)	$126,938	$78,931	$30,259	$14,251	$250,379	$(337)	$250,042

Property and equipment, net	$682,405	$29,585	$926	$2,754	$715,670	—	$715,670

For the purpose of presenting its operations in geographic areas above, KONAMI attributes revenues from external customers to individual countries in each area based on where the Company and its subsidiaries sold products or rendered services, and attributes assets based on where assets are located.

As further described in Note 8, non-cash restructuring and impairment charges of ¥11,095 million and ¥1,950 million and were included in the operating expenses of Japan for the years ended March 31, 2009 and 2010, respectively.

As further described in Note 9, non-cash earthquake and related impairment charges of ¥4,429 million ( $53,265 thousand) were included in the operating expenses of Japan for the year ended March 31, 2011. In addition, gain on bargain purchase of ¥2,543 million ( $30,583 thousand) was included in the operating expenses of Japan.

Commitments and Contingencies	12 Months Ended
Mar. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

24.    Commitments and Contingencies

KONAMI is subject to pending claims and litigation. After review and consultation with counsel, management considered that any liability that may result from the disposition of such lawsuits would not be material.

KONAMI has placed firm orders for purchases of property and equipment and other assets amounting to approximately ¥472 million ( $5,676 thousand) as of March 31, 2011.

Subsequent Event	12 Months Ended
Mar. 31, 2011
Subsequent Event
Subsequent Event

25.    Subsequent Event

In accordance with a share exchange agreement between the Company and HUDSON SOFT CO., LTD. ("HUDSON"), a consolidated subsidiary of the Company, pursuant to the resolution of the Company's board of directors' meeting held on January 20, 2011, the Company executed a share exchange agreement on April 1, 2011 to acquire the remaining non-controlling interest and make HUDSON a wholly owned subsidiary of the Company. Under the terms of the agreement, 0.188 shares of the Company's common stock were exchanged for one common share of HUDSON. The Company issued approximately 2,491 million shares of its treasury stock to acquire the remaining non-controlling interest in HUDSON. This acquisition of the remaining non-controlling interest in HUDSON will be recognized in KONAMI's consolidated statement of changes in equity.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Mar. 31, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

KONAMI CORPORATION

AND SUBSIDIARIES

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of Yen
	Balance at beginning of the year	Additions	Deductions	Balance at end of the year
2009
Allowance for doubtful accounts
Trade accounts receivable	¥260	¥344	¥134	¥470
2010
Allowance for doubtful accounts
Trade accounts receivable	¥470	¥221	¥11	¥680
2011
Allowance for doubtful accounts
Trade accounts receivable	¥680	¥178	¥583	¥275

	Thousands of U.S. Dollars
	Balance at beginning of the year	Additions	Deductions	Balance at end of the year
2011
Allowance for doubtful accounts
Trade accounts receivable	$8,178	$2,141	$7,012	$3,307